UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31 Date of Fiscal Year End

June 30, 2023 Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Balanced Fund
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2023
Eaton Vance
Balanced Fund

Eaton Vance
Balanced Fund
June 30, 2023
Performance

Portfolio Manager(s) Charles B. Gaffney, Vishal Khanduja, CFA and Brian S. Ellis, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/01/1932	04/01/1932	8.58%	8.76%	7.14%	7.92%
Class A with 5.25% Maximum Sales Charge	—	—	2.87	3.09	5.98	7.33
Class C at NAV	11/02/1993	04/01/1932	8.11	7.87	6.32	7.27
Class C with 1% Maximum Deferred Sales Charge	—	—	7.11	6.87	6.32	7.27
Class I at NAV	09/28/2012	04/01/1932	8.71	9.02	7.40	8.19
Class R at NAV	05/02/2016	04/01/1932	8.48	8.53	6.88	7.73
Class R6 at NAV	05/02/2016	04/01/1932	8.73	9.07	7.45	8.23

S&P 500® Index	—	—	16.89%	19.59%	12.30%	12.86%
Bloomberg U.S. Aggregate Bond Index	—	—	2.09	(0.94)	0.77	1.52
Blended Index	—	—	10.81	11.24	7.94	8.45
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R	Class R6
	0.97%	1.72%	0.72%	1.22%	0.67%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Balanced Fund
June 30, 2023
Fund Profile

Asset Allocation (% of total investments)[1]
[1]	Fund invests in one or more affiliated investment companies (Portfolios). References to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests.
Equity Investments Sector Allocation (% of total investments)
Fixed-Income Allocation (% of total investments)

3

Eaton Vance
Balanced Fund
June 30, 2023
Endnotes and Additional Disclosures

[1]	S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment grade bonds, including corporate, government and mortgage-backed securities. The Blended Index consists of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Balanced Fund
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,085.80	$5.07	0.98%
Class C	$1,000.00	$1,081.10	$8.93	1.73%
Class I	$1,000.00	$1,087.10	$3.78	0.73%
Class R	$1,000.00	$1,084.80	$6.36	1.23%
Class R6	$1,000.00	$1,087.30	$3.52	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.94	$4.91	0.98%
Class C	$1,000.00	$1,016.22	$8.65	1.73%
Class I	$1,000.00	$1,021.18	$3.66	0.73%
Class R	$1,000.00	$1,018.70	$6.16	1.23%
Class R6	$1,000.00	$1,021.42	$3.41	0.68%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022. The Example reflects the expenses of both the Fund and the Portfolios.
5

Eaton Vance
Balanced Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Investment in Core Bond Portfolio, at value (identified cost, $390,228,172)	$ 347,804,145
Investment in Stock Portfolio, at value (identified cost, $355,187,409)	508,273,347
Receivable for Fund shares sold	552,142
Total assets	$856,629,634
Liabilities
Payable for Fund shares redeemed	$ 865,196
Payable to affiliates:
Administration fee	27,834
Distribution and service fees	222,498
Trustees' fees	125
Accrued expenses	218,073
Total liabilities	$ 1,333,726
Net Assets	$855,295,908
Sources of Net Assets
Paid-in capital	$ 703,201,663
Distributable earnings	152,094,245
Net Assets	$855,295,908
Class A Shares
Net Assets	$ 375,770,929
Shares Outstanding	37,958,602
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.90
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 10.45
Class C Shares
Net Assets	$ 171,689,743
Shares Outstanding	17,248,657
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.95
Class I Shares
Net Assets	$ 287,980,877
Shares Outstanding	29,073,374
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.91
Class R Shares
Net Assets	$ 13,922,360
Shares Outstanding	1,412,575
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.86
6
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited)  — continued

June 30, 2023
Class R6 Shares
Net Assets	$5,931,999
Shares Outstanding	598,749
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.91
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income allocated from Portfolios (net of foreign taxes withheld of $9,762)	$ 3,517,150
Interest income allocated from Portfolios (net of foreign taxes withheld of $57)	6,863,041
Expenses allocated from Portfolios	(2,404,871)
Total investment income from Portfolios	$ 7,975,320
Expenses
Administration fee	$ 175,047
Distribution and service fees:
Class A	449,576
Class C	878,868
Class R	33,450
Trustees’ fees and expenses	250
Custodian fee	27,013
Transfer and dividend disbursing agent fees	328,033
Legal and accounting services	26,327
Printing and postage	41,237
Registration fees	42,121
Miscellaneous	9,653
Total expenses	$ 2,011,575
Net investment income	$ 5,963,745
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss):
Investment transactions	$ 19,731,853
Futures contracts	148,648
Foreign currency transactions	(5,597)
Net realized gain	$19,874,904
Change in unrealized appreciation (depreciation):
Investments	$ 42,916,602
Futures contracts	(60,858)
Foreign currency	6,640
Net change in unrealized appreciation (depreciation)	$42,862,384
Net realized and unrealized gain	$62,737,288
Net increase in net assets from operations	$68,701,033
8
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,963,745	$ 9,964,028
Net realized gain	19,874,904	12,164,717
Net change in unrealized appreciation (depreciation)	42,862,384	(194,365,904)
Net increase (decrease) in net assets from operations	$ 68,701,033	$ (172,237,159)
Distributions to shareholders:
Class A	$ (2,834,475)	$ (19,606,480)
Class C	(678,172)	(8,804,256)
Class I	(2,566,181)	(16,932,328)
Class R	(89,009)	(691,511)
Class R6	(49,759)	(262,178)
Total distributions to shareholders	$ (6,217,596)	$ (46,296,753)
Transactions in shares of beneficial interest:
Class A	$ (1,956,102)	$ (9,760,073)
Class C	(24,493,867)	(25,998,184)
Class I	(16,814,952)	(49,224,778)
Class R	(3,645)	557,795
Class R6	983,464	464,775
Net decrease in net assets from Fund share transactions	$ (42,285,102)	$ (83,960,465)
Other capital:
Portfolio transaction fee contributed to Portfolio	$ —	$ (784,624)
Portfolio transaction fee allocated from Portfolio	—	765,338
Net decrease in net assets from other capital	$ —	$ (19,286)
Net increase (decrease) in net assets	$ 20,198,335	$ (302,513,663)
Net Assets
At beginning of period	$ 835,097,573	$1,137,611,236
At end of period	$855,295,908	$ 835,097,573
9
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2023
Financial Highlights

	Class A
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.190	$ 11.500	$ 10.930	$ 9.850	$ 8.280	$ 9.110
Income (Loss) From Operations
Net investment income(1)	$ 0.071	$ 0.116	$ 0.085	$ 0.110	$ 0.125	$ 0.132
Net realized and unrealized gain (loss)	0.714	(1.896)	1.430	1.266	1.819	(0.424)
Total income (loss) from operations	$ 0.785	$ (1.780)	$ 1.515	$ 1.376	$ 1.944	$ (0.292)
Less Distributions
From net investment income	$ (0.075)	$ (0.130)	$ (0.127)	$ (0.118)	$ (0.127)	$ (0.146)
From net realized gain	—	(0.400)	(0.818)	(0.178)	(0.247)	(0.392)
Total distributions	$ (0.075)	$ (0.530)	$ (0.945)	$ (0.296)	$ (0.374)	$ (0.538)
Portfolio transaction fee, net(1)	$ —	$ (0.000)(2)	$ (0.000)(2)	$ 0.000(2)	$ (0.000)(2)	$ (0.000)(2)
Net asset value — End of period	$ 9.900	$ 9.190	$ 11.500	$ 10.930	$ 9.850	$ 8.280
Total Return(3)	8.58% (4)	(15.58)%	14.01%	14.20% (5)	23.63%	(3.43)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$375,771	$350,731	$448,684	$391,745	$353,169	$294,742
Ratios (as a percentage of average daily net assets):(6)
Expenses	0.98% (7)(8)	0.97% (7)	0.95%	0.96% (5)	0.98%	0.98% (5)
Net investment income	1.50% (8)	1.15%	0.73%	1.10%	1.34%	1.45%
Portfolio Turnover of the Fund(9)	1% (4)	7%	7%	11%	12%	7%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005% and 0.03% of average daily net assets for the years ended December 31, 2020 and 2018, respectively). Absent this reimbursement, total return would be lower.
(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fee due to the Portfolios' investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(8)	Annualized.
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
10
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2023
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.240	$ 11.550	$ 10.970	$ 9.900	$ 8.310	$ 9.140
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.036	$ 0.039	$ (0.002)	$ 0.036	$ 0.055	$ 0.064
Net realized and unrealized gain (loss)	0.711	(1.897)	1.442	1.257	1.837	(0.426)
Total income (loss) from operations	$ 0.747	$ (1.858)	$ 1.440	$ 1.293	$ 1.892	$ (0.362)
Less Distributions
From net investment income	$ (0.037)	$ (0.052)	$ (0.042)	$ (0.045)	$ (0.055)	$ (0.076)
From net realized gain	—	(0.400)	(0.818)	(0.178)	(0.247)	(0.392)
Total distributions	$ (0.037)	$ (0.452)	$ (0.860)	$ (0.223)	$ (0.302)	$ (0.468)
Portfolio transaction fee, net(1)	$ —	$ (0.000)(2)	$ (0.000)(2)	$ 0.000(2)	$ (0.000)(2)	$ (0.000)(2)
Net asset value — End of period	$ 9.950	$ 9.240	$ 11.550	$ 10.970	$ 9.900	$ 8.310
Total Return(3)	8.11% (4)	(16.16)%	13.21%	13.21% (5)	22.71%	(4.03)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$171,690	$182,999	$258,309	$248,249	$236,215	$221,669
Ratios (as a percentage of average daily net assets):(6)
Expenses	1.73% (7)(8)	1.72% (7)	1.70%	1.71% (5)	1.73%	1.73% (5)
Net investment income (loss)	0.75% (8)	0.39%	(0.02)%	0.36%	0.59%	0.70%
Portfolio Turnover of the Fund(9)	1% (4)	7%	7%	11%	12%	7%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005% and 0.03% of average daily net assets for the years ended December 31, 2020 and 2018, respectively). Absent this reimbursement, total return would be lower.
(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fee due to the Portfolios' investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(8)	Annualized.
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
11
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2023
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.200	$ 11.500	$ 10.930	$ 9.860	$ 8.280	$ 9.110
Income (Loss) From Operations
Net investment income(1)	$ 0.083	$ 0.140	$ 0.114	$ 0.134	$ 0.149	$ 0.156
Net realized and unrealized gain (loss)	0.713	(1.884)	1.430	1.257	1.830	(0.425)
Total income (loss) from operations	$ 0.796	$ (1.744)	$ 1.544	$ 1.391	$ 1.979	$ (0.269)
Less Distributions
From net investment income	$ (0.086)	$ (0.156)	$ (0.156)	$ (0.143)	$ (0.152)	$ (0.169)
From net realized gain	—	(0.400)	(0.818)	(0.178)	(0.247)	(0.392)
Total distributions	$ (0.086)	$ (0.556)	$ (0.974)	$ (0.321)	$ (0.399)	$ (0.561)
Portfolio transaction fee, net(1)	$ —	$ (0.000)(2)	$ (0.000)(2)	$ 0.000(2)	$ (0.000)(2)	$ (0.000)(2)
Net asset value — End of period	$ 9.910	$ 9.200	$ 11.500	$ 10.930	$ 9.860	$ 8.280
Total Return(3)	8.71% (4)	(15.27)%	14.28%	14.36% (5)	24.07%	(3.19)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$287,981	$283,882	$409,900	$399,991	$322,436	$208,740
Ratios (as a percentage of average daily net assets):(6)
Expenses	0.73% (7)(8)	0.72% (7)	0.70%	0.71% (5)	0.73%	0.73% (5)
Net investment income	1.75% (8)	1.39%	0.98%	1.34%	1.59%	1.70%
Portfolio Turnover of the Fund(9)	1% (4)	7%	7%	11%	12%	7%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005% and 0.03% of average daily net assets for the years ended December 31, 2020 and 2018, respectively). Absent this reimbursement, total return would be lower.
(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fee due to the Portfolios' investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(8)	Annualized.
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
12
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2023
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.150	$11.450	$ 10.890	$ 9.820	$ 8.260	$ 9.090
Income (Loss) From Operations
Net investment income(1)	$ 0.059	$ 0.091	$ 0.055	$ 0.083	$ 0.102	$ 0.115
Net realized and unrealized gain (loss)	0.714	(1.885)	1.425	1.261	1.812	(0.423)
Total income (loss) from operations	$ 0.773	$ (1.794)	$ 1.480	$ 1.344	$ 1.914	$(0.308)
Less Distributions
From net investment income	$ (0.063)	$ (0.106)	$ (0.102)	$ (0.096)	$ (0.107)	$ (0.130)
From net realized gain	—	(0.400)	(0.818)	(0.178)	(0.247)	(0.392)
Total distributions	$ (0.063)	$ (0.506)	$ (0.920)	$ (0.274)	$(0.354)	$(0.522)
Portfolio transaction fee, net(1)	$ —	$ (0.000)(2)	$ (0.000)(2)	$ 0.000(2)	$(0.000) (2)	$(0.000) (2)
Net asset value — End of period	$ 9.860	$ 9.150	$11.450	$10.890	$ 9.820	$ 8.260
Total Return(3)	8.48% (4)	(15.77)%	13.71%	13.89% (5)	23.31%	(3.61)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,922	$12,922	$ 15,587	$ 8,958	$ 5,905	$ 2,514
Ratios (as a percentage of average daily net assets):(6)
Expenses	1.23% (7)(8)	1.22% (7)	1.20%	1.21% (5)	1.23%	1.23% (5)
Net investment income	1.25% (8)	0.90%	0.47%	0.84%	1.08%	1.27%
Portfolio Turnover of the Fund(9)	1% (4)	7%	7%	11%	12%	7%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005% and 0.03% of average daily net assets for the years ended December 31, 2020 and 2018, respectively). Absent this reimbursement, total return would be lower.
(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fee due to the Portfolios' investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(8)	Annualized.
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
13
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2023
Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.200	$11.510	$ 10.930	$ 9.860	$ 8.280	$ 9.110
Income (Loss) From Operations
Net investment income(1)	$ 0.085	$ 0.146	$ 0.119	$ 0.139	$ 0.153	$ 0.160
Net realized and unrealized gain (loss)	0.714	(1.895)	1.440	1.256	1.829	(0.423)
Total income (loss) from operations	$ 0.799	$ (1.749)	$ 1.559	$ 1.395	$ 1.982	$ (0.263)
Less Distributions
From net investment income	$ (0.089)	$ (0.161)	$ (0.161)	$ (0.147)	$ (0.155)	$ (0.175)
From net realized gain	—	(0.400)	(0.818)	(0.178)	(0.247)	(0.392)
Total distributions	$(0.089)	$ (0.561)	$ (0.979)	$ (0.325)	$ (0.402)	$ (0.567)
Portfolio transaction fee, net(1)	$ —	$ (0.000)(2)	$ (0.000)(2)	$ 0.000(2)	$ (0.000)(2)	$ (0.000)(2)
Net asset value — End of period	$ 9.910	$ 9.200	$11.510	$10.930	$ 9.860	$ 8.280
Total Return(3)	8.73% (4)	(15.30)%	14.42%	14.41% (5)	24.11%	(3.13)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,932	$ 4,564	$ 5,131	$ 54,388	$42,255	$28,215
Ratios (as a percentage of average daily net assets):(6)
Expenses	0.68% (7)(8)	0.67% (7)	0.66%	0.67% (5)	0.68%	0.69% (5)
Net investment income	1.80% (8)	1.45%	1.02%	1.39%	1.63%	1.74%
Portfolio Turnover of the Fund(9)	1% (4)	7%	7%	11%	12%	7%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005% and 0.03% of average daily net assets for the years ended December 31, 2020 and 2018, respectively). Absent this reimbursement, total return would be lower.
(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fee due to the Portfolios' investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(8)	Annualized.
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
14
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund's investment objective is to provide current income and long-term growth of capital. The Fund currently pursues its objective by investing substantially all of its assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Fund's proportionate interest in each of the Portfolio's net assets at June 30, 2023 were as follows: Core Bond Portfolio (57.7%) and Stock Portfolio (86.8%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Stock Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Core Bond Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by Stock Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Core Bond Portfolio.
Additional valuation policies for Core Bond Portfolio (the Portfolio) are as follows:
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Preferred Securities. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
15

Eaton Vance
Balanced Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate based on the percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
For equity securities:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For income securities and cash:
Average Daily Net Assets	Annual Fee Rate
Less than $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
16

Eaton Vance
Balanced Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

For the six months ended June 30, 2023, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its pro rata share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended June 30, 2023, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $2,236,489 or 0.54% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.04% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the administration fee amounted to $175,047.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, EVM earned $76,796 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, received $15,019 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended June 30, 2023 in the amount of $1,190. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2023 amounted to $449,576 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2023, the Fund paid or accrued to EVD $659,151 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2023, the Fund paid or accrued to EVD $16,725 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2023 amounted to $219,717 and $16,725 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2023, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
17

Eaton Vance
Balanced Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions
For the six months ended June 30, 2023, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Core Bond Portfolio	$4,293,297	$25,340,532
Stock Portfolio	6,178,159	36,465,645
In addition, prior to December 24, 2022, a Portfolio transaction fee was imposed by Stock Portfolio on the combined daily inflows or outflows of the Fund and Stock Portfolio’s other investors as more fully described at Note 1H of Stock Portfolio’s financial statements included herein. Such fee was allocated to the Fund based on its pro-rata interest in Stock Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets. Effective after the close of business on December 23, 2022, the Portfolio transaction fee was discontinued.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	2,002,703	$ 19,083,879	3,533,106	$ 35,319,040
Issued to shareholders electing to receive payments of distributions in Fund shares	271,349	2,556,591	1,892,087	17,920,820
Redemptions	(2,476,085)	(23,596,572)	(6,286,466)	(62,999,933)
Net decrease	(202,033)	$ (1,956,102)	(861,273)	$ (9,760,073)
Class C
Sales	360,894	$ 3,461,346	1,504,585	$ 15,270,383
Issued to shareholders electing to receive payments of distributions in Fund shares	70,445	666,263	915,758	8,650,430
Redemptions	(2,990,644)	(28,621,476)	(4,974,068)	(49,918,997)
Net decrease	(2,559,305)	$(24,493,867)	(2,553,725)	$ (25,998,184)
Class I
Sales	2,777,362	$ 26,564,077	4,591,878	$ 46,467,208
Issued to shareholders electing to receive payments of distributions in Fund shares	249,028	2,345,918	1,636,674	15,552,170
Redemptions	(4,823,814)	(45,724,947)	(10,986,770)	(111,244,156)
Net decrease	(1,797,424)	$(16,814,952)	(4,758,218)	$ (49,224,778)
18

Eaton Vance
Balanced Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class R
Sales	118,574	$ 1,123,828	263,754	$ 2,711,156
Issued to shareholders electing to receive payments of distributions in Fund shares	9,451	88,621	73,478	691,512
Redemptions	(127,660)	(1,216,094)	(286,225)	(2,844,873)
Net increase (decrease)	365	$ (3,645)	51,007	$ 557,795
Class R6
Sales	157,170	$ 1,501,082	228,791	$ 2,300,945
Issued to shareholders electing to receive payments of distributions in Fund shares	5,261	49,652	27,540	261,580
Redemptions	(59,907)	(567,270)	(206,014)	(2,097,750)
Net increase	102,524	$ 983,464	50,317	$ 464,775
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023 and December 31, 2022, the Fund’s investment in Core Bond Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, and in Stock Portfolio were valued based on Level 1 inputs.
19

Stock Portfolio
June 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 0.5%
HEICO Corp.	16,300	$ 2,884,122
		$ 2,884,122
Automobile Components — 0.6%
Aptiv PLC(1)	32,756	$ 3,344,060
		$ 3,344,060
Beverages — 4.7%
Coca-Cola Co. (The)	223,246	$ 13,443,874
PepsiCo, Inc.	75,600	14,002,632
		$ 27,446,506
Biotechnology — 1.6%
AbbVie, Inc.	69,716	$ 9,392,837
		$ 9,392,837
Broadline Retail — 4.5%
Amazon.com, Inc.(1)	202,720	$ 26,426,579
		$ 26,426,579
Capital Markets — 6.5%
Intercontinental Exchange, Inc.	111,304	$ 12,586,256
S&P Global, Inc.	25,636	10,277,216
Stifel Financial Corp.	125,500	7,488,585
Tradeweb Markets, Inc., Class A	114,029	7,808,706
		$ 38,160,763
Chemicals — 2.8%
Ecolab, Inc.	35,000	$ 6,534,150
Linde PLC	26,100	9,946,188
		$ 16,480,338
Commercial Services & Supplies — 1.2%
Waste Management, Inc.	39,278	$ 6,811,591
		$ 6,811,591
Consumer Staples Distribution & Retail — 1.9%
Walmart, Inc.	70,400	$ 11,065,472
		$ 11,065,472
Security	Shares	Value
Electric Utilities — 1.3%
NextEra Energy, Inc.	105,340	$ 7,816,228
		$ 7,816,228
Electrical Equipment — 1.4%
AMETEK, Inc.	49,856	$ 8,070,689
		$ 8,070,689
Financial Services — 3.9%
Shift4 Payments, Inc., Class A(1)	96,200	$ 6,532,942
Visa, Inc., Class A	68,130	16,179,512
		$ 22,712,454
Ground Transportation — 1.3%
Union Pacific Corp.	37,524	$ 7,678,161
		$ 7,678,161
Health Care Equipment & Supplies — 4.8%
Boston Scientific Corp.(1)	130,536	$ 7,060,692
Edwards Lifesciences Corp.(1)	62,900	5,933,357
Intuitive Surgical, Inc.(1)	22,600	7,727,844
Stryker Corp.	24,600	7,505,214
		$ 28,227,107
Hotels, Restaurants & Leisure — 1.7%
Domino's Pizza, Inc.	11,900	$ 4,010,181
Marriott International, Inc., Class A	31,928	5,864,854
		$ 9,875,035
Insurance — 2.4%
Allstate Corp. (The)	71,900	$ 7,839,976
W.R. Berkley Corp.	104,300	6,212,108
		$ 14,052,084
Interactive Media & Services — 4.7%
Alphabet, Inc., Class C(1)	225,480	$ 27,276,316
		$ 27,276,316
IT Services — 1.1%
Gartner, Inc.(1)	18,800	$ 6,585,828
		$ 6,585,828
Life Sciences Tools & Services — 3.6%
Danaher Corp.	28,792	$ 6,910,080

20
See Notes to Financial Statements.

Stock Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services (continued)
Illumina, Inc.(1)	29,900	$ 5,605,951
Thermo Fisher Scientific, Inc.	16,534	8,626,615
		$ 21,142,646
Machinery — 1.1%
Parker-Hannifin Corp.	17,100	$ 6,669,684
		$ 6,669,684
Media — 1.5%
Comcast Corp., Class A	208,500	$ 8,663,175
		$ 8,663,175
Multi-Utilities — 1.0%
Sempra Energy	41,200	$ 5,998,308
		$ 5,998,308
Oil, Gas & Consumable Fuels — 1.7%
ConocoPhillips	99,056	$ 10,263,192
		$ 10,263,192
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	123,100	$ 7,872,245
Eli Lilly & Co.	31,600	14,819,768
		$ 22,692,013
Professional Services — 4.8%
Automatic Data Processing, Inc.	53,496	$ 11,757,886
Booz Allen Hamilton Holding Corp.	57,890	6,460,524
TransUnion	129,700	10,159,401
		$ 28,377,811
Real Estate Management & Development — 1.5%
FirstService Corp.	58,200	$ 8,968,038
		$ 8,968,038
Semiconductors & Semiconductor Equipment — 6.4%
Analog Devices, Inc.	59,086	$ 11,510,544
Lam Research Corp.	14,400	9,257,184
NVIDIA Corp.	40,000	16,920,800
		$ 37,688,528
Software — 14.0%
ANSYS, Inc.(1)	27,900	$ 9,214,533
Black Knight, Inc.(1)	78,100	4,664,913
Fair Isaac Corp.(1)	11,200	9,063,152
Security	Shares	Value
Software (continued)
Fortinet, Inc.(1)	71,000	$ 5,366,890
Microsoft Corp.	144,998	49,377,619
VMware, Inc., Class A(1)	27,800	3,994,582
		$ 81,681,689
Specialized REITs — 1.0%
Lamar Advertising Co., Class A	56,590	$ 5,616,558
		$ 5,616,558
Specialty Retail — 1.5%
TJX Cos., Inc. (The)	103,134	$ 8,744,732
		$ 8,744,732
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	217,984	$ 42,282,356
		$ 42,282,356
Textiles, Apparel & Luxury Goods — 2.4%
Lululemon Athletica, Inc.(1)	16,700	$ 6,320,950
NIKE, Inc., Class B	69,100	7,626,567
		$ 13,947,517
Wireless Telecommunication Services — 1.2%
T-Mobile US, Inc.(1)	48,608	$ 6,751,651
		$ 6,751,651
Total Common Stocks (identified cost $388,153,709)		$583,794,068

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(2)	2,792,239	$ 2,792,239
Total Short-Term Investments (identified cost $2,792,239)		$ 2,792,239
Total Investments — 100.2% (identified cost $390,945,948)		$586,586,307
Other Assets, Less Liabilities — (0.2)%		$ (1,197,047)
Net Assets — 100.0%		$585,389,260

21
See Notes to Financial Statements.

Stock Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
Abbreviations:
REITs	– Real Estate Investment Trusts
22
See Notes to Financial Statements.

Stock Portfolio
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Unaffiliated investments, at value (identified cost $388,153,709)	$ 583,794,068
Affiliated investments, at value (identified cost $2,792,239)	2,792,239
Foreign currency, at value (identified cost $60,722)	60,963
Dividends receivable	401,333
Dividends receivable from affiliated investments	11,768
Receivable for investments sold	1,868,459
Tax reclaims receivable	28,544
Total assets	$588,957,374
Liabilities
Payable for investments purchased	$ 3,063,347
Payable to affiliates:
Investment adviser fee	280,560
Trustees' fees	8,087
Accrued expenses	216,120
Total liabilities	$ 3,568,114
Net Assets applicable to investors' interest in Portfolio	$585,389,260
23
See Notes to Financial Statements.

Stock Portfolio
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $3,939)	$ 3,691,313
Dividend income from affiliated investments	50,937
Total investment income	$ 3,742,250
Expenses
Investment adviser fee	$ 1,653,882
Trustees’ fees and expenses	15,115
Custodian fee	65,031
Legal and accounting services	32,098
Miscellaneous	14,333
Total expenses	$ 1,780,459
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 1,539
Total expense reductions	$ 1,539
Net expenses	$ 1,778,920
Net investment income	$ 1,963,330
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 27,120,250
Foreign currency transactions	(6,447)
Net realized gain	$27,113,803
Change in unrealized appreciation (depreciation):
Investments	$ 43,541,150
Foreign currency	7,650
Net change in unrealized appreciation (depreciation)	$43,548,800
Net realized and unrealized gain	$70,662,603
Net increase in net assets from operations	$72,625,933
24
See Notes to Financial Statements.

Stock Portfolio
June 30, 2023
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,963,330	$ 5,289,328
Net realized gain	27,113,803	32,248,543
Net change in unrealized appreciation (depreciation)	43,548,800	(166,975,429)
Net increase (decrease) in net assets from operations	$ 72,625,933	$(129,437,558)
Capital transactions:
Contributions	$ 6,784,300	$ 5,305,309
Withdrawals	(44,057,418)	(198,020,738)
Portfolio transaction fee	—	879,886
Net decrease in net assets from capital transactions	$ (37,273,118)	$(191,835,543)
Net increase (decrease) in net assets	$ 35,352,815	$(321,273,101)
Net Assets
At beginning of period	$ 550,036,445	$ 871,309,546
At end of period	$585,389,260	$ 550,036,445
25
See Notes to Financial Statements.

Stock Portfolio
June 30, 2023
Financial Highlights

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.64% (1)(2)	0.64% (2)	0.63%	0.64%	0.63%	0.64%
Net investment income	0.71% (1)	0.82%	0.55%	0.84%	0.99%	1.14%
Portfolio Turnover	24% (3)	52%	44%	70%	55%	90%
Total Return	13.83% (3)	(16.49)%	23.21%	18.61%	35.47%	(5.57)%
Net assets, end of period (000’s omitted)	$585,389	$550,036	$871,310	$804,446	$683,548	$516,615
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(3)	Not annualized.
26

Stock Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2023, Eaton Vance Stock Fund and Eaton Vance Balanced Fund held an interest of 13.2% and 86.8%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
27

Stock Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

G   Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Capital Transactions—To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, prior to December 24, 2022, the Portfolio imposed a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee was sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it received to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may have varied over time, was limited to amounts that had been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee was 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets. Effective after the close of business on December 23, 2022, the Portfolio transaction fee was discontinued.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the six months ended June 30, 2023, the Portfolio's investment adviser fee amounted to $1,653,882 or 0.60% (annualized) of the Portfolio’s average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment adviser fee paid was reduced by $1,539 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $131,886,202 and $166,914,218, respectively, for the six months ended June 30, 2023.
28

Stock Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$397,330,673
Gross unrealized appreciation	$ 193,571,333
Gross unrealized depreciation	(4,315,699)
Net unrealized appreciation	$189,255,634
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2023.
6   Affiliated Investments
At June 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $2,792,239, which represents 0.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,125	$39,434,576	$(36,646,462)	$ —	$ —	$2,792,239	$50,937	2,792,239
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
29

Stock Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

At June 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 583,794,068*	$ —	$ —	$ 583,794,068
Short-Term Investments	2,792,239	—	—	2,792,239
Total Investments	$ 586,586,307	$ —	$ —	$586,586,307
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
30

Eaton Vance
Balanced Fund
June 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
31

Eaton Vance
Balanced Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Balanced Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreements between each of Core Bond Portfolio and Stock Portfolio (the
32

Eaton Vance
Balanced Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

“Portfolios”), which are portfolios in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement.
Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolios, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also noted the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its secondary benchmark index and lower than its primary and blended benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisoryand related services are reasonable.
33

Eaton Vance
Balanced Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.
34

Eaton Vance
Balanced Fund
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
35

Eaton Vance
Balanced Fund
June 30, 2023
Officers and Trustees

Officers of Eaton Vance Balanced Fund
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Stock Portfolio
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Balanced Fund and Stock Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
36

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
37

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
38

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
39

This Page Intentionally Left Blank

Investment Adviser of Core Bond Portfolio and Stock Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Balanced Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7698    6.30.23

Eaton Vance
Core Bond Fund
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2023
Eaton Vance
Core Bond Fund

Eaton Vance
Core Bond Fund
June 30, 2023
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/05/2009	03/07/2000	2.08%	(0.87)%	1.05%	1.55%
Class A with 3.25% Maximum Sales Charge	—	—	(1.21)	(4.14)	0.39	1.22
Class I at NAV	03/21/2007	03/07/2000	2.08	(0.74)	1.28	1.80

Bloomberg U.S. Aggregate Bond Index	—	—	2.09%	(0.94)%	0.77%	1.52%
% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	0.86%	0.61%
Net	0.74	0.49
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Core Bond Fund
June 30, 2023
Fund Profile

Asset Allocation (% of total investments)
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
3

Eaton Vance
Core Bond Fund
June 30, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Core Bond Fund
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,020.80	$3.71**	0.74%
Class I	$1,000.00	$1,020.80	$2.46**	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.13	$3.71**	0.74%
Class I	$1,000.00	$1,022.37	$2.46**	0.49%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022. The Example reflects the expenses of both the Fund and the Portfolio.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
5

Eaton Vance
Core Bond Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Investment in Core Bond Portfolio, at value (identified cost $271,203,524)	$ 255,189,854
Receivable for Fund shares sold	303,765
Receivable from affiliates	23,617
Total assets	$255,517,236
Liabilities
Payable for Fund shares redeemed	$ 372,981
Distributions payable	1,879
Payable to affiliates:
Distribution and service fees	3,250
Trustees' fees	125
Accrued expenses	43,456
Total liabilities	$ 421,691
Net Assets	$255,095,545
Sources of Net Assets
Paid-in capital	$ 282,964,869
Accumulated loss	(27,869,324)
Net Assets	$255,095,545
Class A Shares
Net Assets	$ 16,320,858
Shares Outstanding	1,934,454
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.44
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.72
Class I Shares
Net Assets	$ 238,774,687
Shares Outstanding	28,345,139
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.42
On sales of $100,000 or more, the offering price of Class A shares is reduced.
6
See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $4,641)	$ 181,718
Interest and other income allocated from Portfolio	4,655,630
Expenses allocated from Portfolio	(589,464)
Total investment income from Portfolio	$ 4,247,884
Expenses
Distribution and service fees:
Class A	$ 18,158
Trustees’ fees and expenses	250
Custodian fee	12,340
Transfer and dividend disbursing agent fees	34,849
Legal and accounting services	19,220
Printing and postage	5,367
Registration fees	33,233
Miscellaneous	4,982
Total expenses	$ 128,399
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 110,124
Total expense reductions	$ 110,124
Net expenses	$ 18,275
Net investment income	$ 4,229,609
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ (2,542,532)
Futures contracts	96,728
Net realized loss	$(2,445,804)
Change in unrealized appreciation (depreciation):
Investments	$ 2,269,027
Futures contracts	(121,106)
Net change in unrealized appreciation (depreciation)	$ 2,147,921
Net realized and unrealized loss	$ (297,883)
Net increase in net assets from operations	$ 3,931,726
7
See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,229,609	$ 4,079,558
Net realized loss	(2,445,804)	(7,008,923)
Net change in unrealized appreciation (depreciation)	2,147,921	(19,460,408)
Net increase (decrease) in net assets from operations	$ 3,931,726	$ (22,389,773)
Distributions to shareholders:
Class A	$ (250,114)	$ (371,328)
Class I	(4,181,498)	(4,410,863)
Total distributions to shareholders	$ (4,431,612)	$ (4,782,191)
Transactions in shares of beneficial interest:
Class A	$ 3,093,847	$ (1,658,885)
Class I	41,275,309	115,964,665
Net increase in net assets from Fund share transactions	$ 44,369,156	$114,305,780
Net increase in net assets	$ 43,869,270	$ 87,133,816
Net Assets
At beginning of period	$ 211,226,275	$ 124,092,459
At end of period	$255,095,545	$211,226,275
8
See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2023
Financial Highlights

	Class A
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.410	$ 9.970	$10.260	$ 10.010	$ 9.490	$ 9.840
Income (Loss) From Operations
Net investment income(1)	$ 0.138	$ 0.201	$ 0.184	$ 0.226	$ 0.260	$ 0.273
Net realized and unrealized gain (loss)	0.060	(1.522)	(0.148)	0.550	0.587	(0.338)
Total income (loss) from operations	$ 0.198	$ (1.321)	$ 0.036	$ 0.776	$ 0.847	$ (0.065)
Less Distributions
From net investment income	$ (0.168)	$ (0.226)	$ (0.205)	$ (0.249)	$ (0.278)	$ (0.285)
From net realized gain	—	(0.013)	(0.121)	(0.277)	(0.049)	—
Total distributions	$ (0.168)	$ (0.239)	$ (0.326)	$ (0.526)	$ (0.327)	$ (0.285)
Net asset value — End of period	$ 8.440	$ 8.410	$ 9.970	$10.260	$10.010	$ 9.490
Total Return(2)(3)	2.08% (4)	(13.33)%	0.36%	7.88%	9.00%	(0.64)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,321	$13,226	$17,409	$ 21,770	$ 28,309	$25,158
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	0.74% (6)(7)	0.74% (7)	0.74%	0.74%	0.74%	0.74%
Net investment income	3.27% (6)	2.25%	1.81%	2.23%	2.63%	2.85%
Portfolio Turnover of the Portfolio	93% (4)	102%	122%	93%	89%	65%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.10%, 0.12%, 0.12%, 0.12%, 0.11% and 0.11% of average daily net assets for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
9
See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2023
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.400	$ 9.960	$ 10.240	$ 9.990	$ 9.470	$ 9.830
Income (Loss) From Operations
Net investment income(1)	$ 0.149	$ 0.227	$ 0.209	$ 0.251	$ 0.283	$ 0.282
Net realized and unrealized gain (loss)	0.051	(1.526)	(0.138)	0.550	0.588	(0.333)
Total income (loss) from operations	$ 0.200	$ (1.299)	$ 0.071	$ 0.801	$ 0.871	$ (0.051)
Less Distributions
From net investment income	$ (0.180)	$ (0.248)	$ (0.230)	$ (0.274)	$ (0.302)	$ (0.309)
From net realized gain	—	(0.013)	(0.121)	(0.277)	(0.049)	—
Total distributions	$ (0.180)	$ (0.261)	$ (0.351)	$ (0.551)	$ (0.351)	$ (0.309)
Net asset value — End of period	$ 8.420	$ 8.400	$ 9.960	$ 10.240	$ 9.990	$ 9.470
Total Return(2)(3)	2.08% (4)	(13.13)%	0.71%	8.16%	9.29%	(0.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$238,775	$198,001	$106,684	$139,826	$177,519	$149,220
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	0.49% (6)(7)	0.49% (7)	0.49%	0.49%	0.49%	0.49%
Net investment income	3.52% (6)	2.57%	2.06%	2.47%	2.87%	2.95%
Portfolio Turnover of the Portfolio	93% (4)	102%	122%	93%	89%	65%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.10%, 0.12%, 0.12%, 0.12%, 0.11% and 0.11% of average daily net assets for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
10
See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Core Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Core Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (42.3% at June 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
11

Eaton Vance
Core Bond Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $7,269,091 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2022, $3,159,857 are short-term and $4,109,234 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed as a percentage of the Fund's average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee, at a per annum rate as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the six months ended June 30, 2023, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74% and 0.49% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2024. Pursuant to this agreement, EVM was allocated $110,124 of the Fund’s operating expenses for the six months ended June 30, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, EVM earned $3,203 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,327 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2023. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2023 amounted to $18,158 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
12

Eaton Vance
Core Bond Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2023, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended June 30, 2023, increases and decreases in the Fund's investment in the Portfolio aggregated $69,670,936 and $28,794,440, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	512,716	$ 4,378,298	315,964	$ 2,716,860
Issued to shareholders electing to receive payments of distributions in Fund shares	28,187	240,580	39,843	351,798
Redemptions	(178,571)	(1,525,031)	(529,023)	(4,727,543)
Net increase (decrease)	362,332	$ 3,093,847	(173,216)	$ (1,658,885)
Class I
Sales	9,174,757	$ 78,719,965	17,326,308	$ 156,279,721
Issued to shareholders electing to receive payments of distributions in Fund shares	490,414	4,179,363	504,807	4,405,405
Redemptions	(4,893,338)	(41,624,019)	(4,971,011)	(44,720,461)
Net increase	4,771,833	$ 41,275,309	12,860,104	$115,964,665
At June 30, 2023, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 69.6% of the value of the outstanding shares of the Fund.
13

Core Bond Portfolio
June 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 9.2%
Security	Principal Amount (000's omitted)	Value
ACHV ABS Trust, Series 2023-1PL, Class A, 6.42%, 3/18/30(1)	$549	$ 548,747
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	632	596,303
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,207	1,031,394
Conn's Receivables Funding, LLC, Series 2022-A, Class C, 0.00%, 12/15/26(1)	2,100	1,749,630
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,024,701
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	322	295,471
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,232,998
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	272,922
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,102	1,057,322
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	2,975	2,951,580
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,225	1,001,975
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	940	866,811
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,425	1,132,612
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,031	948,836
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	539	521,705
Series 2021-3, Class B, 0.76%, 2/26/29(1)	554	527,748
LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	771	767,098
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	288	184,807
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)	2,596	2,586,610
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,343	1,125,515
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,654	1,490,702
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	342	324,446
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,547	1,402,647
Series 2021-C, Class A, 2.18%, 10/8/31(1)	4,685	4,218,668
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	596	572,333
Series 2021-3, Class A, 1.15%, 5/15/29(1)	477	472,603
Security	Principal Amount (000's omitted)	Value
Pagaya AI Debt Selection Trust: (continued)
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	$391	$ 373,730
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,004	853,029
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	534	444,216
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	622	491,294
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,617	3,313,277
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	637	635,960
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,778	1,616,049
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	903	807,895
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	6,261	6,166,589
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	711,696
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	235	196,655
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,342	1,242,528
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	2,361	1,865,368
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	562	565,457
Towd Point Asset Trust, Series 2018-SL1, Class A, 5.75%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(3)	740	736,420
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,122	1,081,807
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	1,872,129
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	763,445
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	867	652,463
Series 2020-A, Class C, 6.657%, 3/15/45(1)	208	135,328
Total Asset-Backed Securities (identified cost $60,574,584)		$ 55,431,519

Collateralized Mortgage Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 6.817%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$88	$ 88,127
Series 2021-1A, Class M1B, 7.267%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	390	393,023

14
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.: (continued)
Series 2021-2A, Class M1A, 6.267%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	$922	$ 920,276
Series 2021-3A, Class A2, 6.067%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	830	807,145
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	1,602	1,410,553
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	140	145,284
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA4, Class M2, 7.10%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	51	51,332
Series 2021-DNA3, Class M1, 5.817%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	301	300,397
Series 2022-DNA2, Class M1A, 6.367%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	957	954,254
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	60	60,343
Series 2011-135, Class PK, 4.50%, 5/25/40	6	6,216
Series 2013-6, Class HD, 1.50%, 12/25/42	53	48,239
Series 2014-70, Class KP, 3.50%, 3/25/44	301	284,771
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 10.40%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	431	436,660
Series 2014-C02, Class 2M2, 7.75%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	160	162,046
Series 2014-C03, Class 2M2, 8.05%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	247	251,517
Series 2018-R07, Class 1M2, 7.55%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	43	43,449
Series 2019-R06, Class 2B1, 8.90%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	2,888	2,954,919
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	635	653,873
Series 2023-84, Class MW, 6.00%, 6/20/53	653	671,051
Home Re, Ltd., Series 2021-1, Class M1B, 6.70%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(3)	251	251,206
Total Collateralized Mortgage Obligations (identified cost $10,927,081)		$ 10,894,681

Commercial Mortgage-Backed Securities — 8.7%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$3,325	$ 2,461,853
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	1,635	786,488
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.182%, (1 mo. SOFR + 1.03%), 10/15/36(1)(3)	$2,426	$ 2,412,223
Series 2019-XL, Class B, 6.342%, (1 mo. SOFR + 1.19%), 10/15/36(1)(3)	1,122	1,112,381
Series 2021-VOLT, Class B, 6.143%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	3,103	2,976,064
Series 2021-VOLT, Class C, 6.293%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	1,461	1,390,833
Series 2021-VOLT, Class D, 6.843%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	1,074	1,017,686
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class D, 4.53%, 12/10/54(1)(2)	2,000	1,365,678
COMM Mortgage Trust:
Series 2013-CR11, Class B, 5.29%, 8/10/50(2)	2,855	2,778,674
Series 2014-CR21, Class C, 4.568%, 12/10/47(2)	2,500	2,285,643
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.274%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	480	471,032
Series 2021-ESH, Class C, 6.894%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	2,639	2,572,097
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.166%, 3/25/28(2)	492	462,084
Series 2019-M1, Class A2, 3.665%, 9/25/28(2)	2,440	2,327,573
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	3,942,802
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.90%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	1,260	1,210,742
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.343%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	4,033	3,986,913
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.698%, 9/15/47(1)(2)	990	724,099
Series 2014-C23, Class D, 4.129%, 9/15/47(1)(2)	2,000	1,672,256
Series 2014-C25, Class D, 4.082%, 11/15/47(1)(2)	1,960	816,826
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.23%, 1/15/46(1)(2)	2,000	1,718,588
Series 2021-MHC, Class C, 6.562%, (1 mo. SOFR + 1.41%), 4/15/38(1)(3)	2,425	2,363,342
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.879%, 5/15/49(2)(5)	993	858,879
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.093%, (1 mo. USD LIBOR + 1.90%), 5/15/36(1)(3)(5)	1,982	1,924,536
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 7.393%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(3)	5,000	2,239,166
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	2,427	1,951,222

15
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
VMC Finance, LLC:
Series 2021-HT1, Class A, 6.807%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	$1,484	$ 1,439,760
Series 2021-HT1, Class B, 9.657%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	2,000	1,876,574
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	353,030
WF-RBS Commercial Mortgage Trust, Series 2013-UBS1, Class E, 5.195%, 3/15/46(1)(2)	924	878,315
Total Commercial Mortgage-Backed Securities (identified cost $60,891,627)		$ 52,377,359

Corporate Bonds — 34.8%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.4%
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	$2,286	$ 2,220,836
		$ 2,220,836
Auto Manufacturers — 0.3%
General Motors Financial Co., Inc.:
4.30%, 4/6/29	$929	$ 853,151
5.85%, 4/6/30	945	937,647
		$ 1,790,798
Automotive & Auto Parts — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	$526	$ 450,537
		$ 450,537
Banks — 13.4%
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(6)	$903	$ 827,576
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(6)	1,200	1,042,668
4.175% to 3/24/27, 3/24/28(6)	200	187,344
5.294%, 8/18/27	1,400	1,373,967
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(6)	5,276	4,713,195
1.898% to 7/23/30, 7/23/31(6)	1,020	812,720
1.922% to 10/24/30, 10/24/31(6)	831	658,070
2.087% to 6/14/28, 6/14/29(6)	1,881	1,606,040
2.299% to 7/21/31, 7/21/32(6)	2,050	1,640,238
2.456% to 10/22/24, 10/22/25(6)	482	460,414
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Bank of America Corp.: (continued)
2.551% to 2/4/27, 2/4/28(6)	$1,250	$ 1,129,134
3.824% to 1/20/27, 1/20/28(6)	1,639	1,550,809
3.846% to 3/8/32, 3/8/37(6)	3,289	2,814,558
5.202% to 4/25/28, 4/25/29(6)	1,787	1,768,587
6.204% to 11/10/27, 11/10/28(6)	1,110	1,141,813
Barclays PLC:
2.852% to 5/7/25, 5/7/26(6)	1,281	1,200,412
4.836%, 5/9/28	2,125	1,959,063
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	1,165	1,072,672
5.125% to 1/18/28, 1/18/33(1)(6)	1,000	868,633
BNP Paribas S.A.:
7.75% to 8/16/29(1)(6)(7)	787	763,705
9.25% to 11/17/27(1)(6)(7)	634	654,994
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(6)	1,452	1,155,129
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(6)	1,376	1,373,956
Capital One Financial Corp., 3.273% to 3/1/29, 3/1/30(6)	909	772,755
Citigroup, Inc.:
2.572%, (SOFR + 2.107%), 6/3/31(3)	2,328	1,943,321
3.70%, 1/12/26	1,524	1,462,735
3.785% to 3/17/32, 3/17/33(6)	1,685	1,489,578
Series W, 4.00% to 12/10/25(6)(7)	1,090	933,313
Discover Bank, 4.682% to 8/9/23, 8/9/28(6)	293	267,902
Federation des Caisses Desjardins du Quebec, 4.40%, 8/23/25(1)	2,222	2,147,481
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	931,558
HSBC Holdings PLC:
2.357% to 8/18/30, 8/18/31(6)	982	784,422
6.161% to 3/9/28, 3/9/29(6)	2,997	3,025,356
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	469	473,577
8.248% to 11/21/32, 11/21/33(1)(6)	1,355	1,424,167
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(6)	1,591	1,405,532
2.545% to 11/8/31, 11/8/32(6)	1,316	1,078,776
2.739% to 10/15/29, 10/15/30(6)	3,095	2,669,002
4.005% to 4/23/28, 4/23/29(6)	2,833	2,670,048
KeyBank NA, 5.85%, 11/15/27	250	235,619
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	1,295	1,300,624
PPTT, 2006-A GS, Class A, 3.205%(1)(7)(8)	259	211,240
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	691,474
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(6)	975	908,495
9.375% to 11/22/27(1)(6)(7)	756	740,880

16
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Standard Chartered PLC:
1.456% to 1/14/26, 1/14/27(1)(6)	$808	$ 716,856
1.822% to 11/23/24, 11/23/25(1)(6)	929	869,075
Synchrony Bank:
5.40%, 8/22/25	800	766,016
5.625%, 8/23/27	257	241,390
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(6)	940	755,816
5.625%, 2/15/28	1,000	904,308
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	655	475,583
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(6)	1,975	2,011,300
Truist Financial Corp.:
Series Q, 5.10% to 3/1/30(6)(7)	1,427	1,241,490
5.867% to 6/8/33, 6/8/34(6)	3,420	3,422,961
6.047% to 6/8/26, 6/8/27(6)	2,142	2,143,853
U.S. Bancorp:
5.775% to 6/12/28, 6/12/29(6)	4,099	4,100,514
5.836% to 6/12/28, 6/12/34(6)	1,529	1,540,765
UBS AG, 1.25%, 6/1/26(1)	1,442	1,269,249
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	1,652	1,252,312
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(6)	867	665,882
		$ 80,720,922
Beverages — 0.1%
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	$541	$ 477,593
		$ 477,593
Building Materials — 0.2%
Cemex SAB de CV, 9.125% to 3/14/28(1)(6)(7)	$1,366	$ 1,385,120
		$ 1,385,120
Chemicals — 0.3%
Celanese US Holdings, LLC:
6.165%, 7/15/27	$894	$ 889,998
6.33%, 7/15/29	1,090	1,083,428
		$ 1,973,426
Commercial Services — 0.8%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$2,352	$ 2,136,663
Block Financial, LLC, 3.875%, 8/15/30	1,362	1,202,542
Security	Principal Amount (000's omitted)	Value
Commercial Services (continued)
Ford Foundation (The), 2.415%, 6/1/50	$650	$ 431,983
Western Union Co. (The), 6.20%, 11/17/36	1,275	1,275,266
		$ 5,046,454
Computers — 0.6%
Kyndryl Holdings, Inc., 2.70%, 10/15/28	$1,547	$ 1,259,602
Seagate HDD Cayman:
4.091%, 6/1/29	332	292,434
5.75%, 12/1/34	1,473	1,308,636
9.625%, 12/1/32(1)	666	735,145
		$ 3,595,817
Consumer Products — 0.3%
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	$1,029	$ 954,652
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	678	587,028
		$ 1,541,680
Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 9/15/23	$248	$ 247,089
Affiliated Managers Group, Inc., 3.30%, 6/15/30	1,136	959,732
Ally Financial, Inc., 8.00%, 11/1/31	1,955	2,031,162
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)	1,229	1,227,310
6.375%, 7/15/30(1)	1,295	1,285,334
Charles Schwab Corp., 5.853% to 5/19/33, 5/19/34(6)	1,449	1,471,577
CI Financial Corp.:
3.20%, 12/17/30	1,403	1,053,129
4.10%, 6/15/51	1,468	894,427
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	1,451	1,485,273
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	1,350	930,693
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	420	269,865
OneMain Finance Corp., 3.50%, 1/15/27	1,146	984,380
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)	81	71,770
3.875%, 3/1/31(1)	1,733	1,406,776
Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,203,355
Synchrony Financial, 4.50%, 7/23/25	2,000	1,886,506
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)	611	519,019
		$ 17,927,397
Electric Utilities — 0.8%
AEP Transmission Co., LLC, 5.40%, 3/15/53	$900	$ 926,797
AES Corp. (The), 2.45%, 1/15/31	2,342	1,894,365

17
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Alabama Power Co., 3.125%, 7/15/51	$1,350	$ 935,981
Enel Finance International N.V., 1.375%, 7/12/26(1)	873	771,056
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	38	36,433
		$ 4,564,632
Electrical and Electronic Equipment — 0.1%
Jabil, Inc., 3.00%, 1/15/31	$532	$ 452,336
		$ 452,336
Entertainment — 0.7%
Warnermedia Holdings, Inc.:
5.05%, 3/15/42	$1,000	$ 843,421
5.391%, 3/15/62	4,113	3,354,704
		$ 4,198,125
Foods — 0.2%
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	$1,120	$ 828,413
3.00%, 10/15/30(1)	210	164,809
		$ 993,222
Health Care — 1.0%
Centene Corp.:
3.375%, 2/15/30	$2,684	$ 2,309,153
4.25%, 12/15/27	798	746,856
HCA, Inc., 4.625%, 3/15/52(1)	3,834	3,153,989
		$ 6,209,998
Insurance — 2.0%
Athene Global Funding, 1.20%, 10/13/23(1)	$3,200	$ 3,149,528
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)	2,813	2,812,195
GA Global Funding Trust, 2.25%, 1/6/27(1)	2,595	2,301,052
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	2,188	1,649,004
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(6)	1,466	1,154,835
Stewart Information Services Corp., 3.60%, 11/15/31	1,286	989,930
		$ 12,056,544
Lodging and Gaming — 0.1%
Hyatt Hotels Corp.:
1.30%, 10/1/23	$577	$ 571,759
1.80%, 10/1/24	237	225,668
		$ 797,427
Security	Principal Amount (000's omitted)	Value
Media — 1.1%
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$3,805	$ 2,873,996
Comcast Corp.:
2.887%, 11/1/51	3,230	2,167,403
2.937%, 11/1/56	832	542,405
4.25%, 1/15/33	800	760,446
		$ 6,344,250
Oil and Gas — 0.1%
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	$1,003	$ 881,035
		$ 881,035
Other Revenue — 0.4%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$ 2,591,424
		$ 2,591,424
Packaging & Containers — 0.2%
Berry Global, Inc., 5.50%, 4/15/28(1)	$1,268	$ 1,248,909
		$ 1,248,909
Pharmaceuticals — 0.7%
CVS Health Corp.:
5.25%, 1/30/31	$1,850	$ 1,844,776
5.875%, 6/1/53	1,538	1,578,292
Perrigo Finance Unlimited Co., 4.65%, 6/15/30	1,214	1,075,875
		$ 4,498,943
Real Estate Investment Trusts (REITs) — 3.5%
American Assets Trust, L.P., 3.375%, 2/1/31	$1,170	$ 916,429
CBRE Services, Inc., 5.95%, 8/15/34	1,540	1,521,953
Corporate Office Properties, L.P., 2.90%, 12/1/33	872	605,314
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,169,963
EPR Properties:
3.75%, 8/15/29	1,474	1,200,131
4.50%, 6/1/27	1,381	1,240,451
4.95%, 4/15/28	332	296,958
Extra Space Storage, L.P.:
2.55%, 6/1/31	1,011	819,232
5.50%, 7/1/30	1,532	1,521,309
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	1,436	1,288,492
3.75%, 9/15/30(1)	597	468,961
Iron Mountain, Inc., 4.50%, 2/15/31(1)	387	332,874
Life Storage, L.P., 2.40%, 10/15/31	1,473	1,169,226

18
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
Newmark Group, Inc., 6.125%, 11/15/23	$3,504	$ 3,472,114
Sabra Health Care, L.P., 3.20%, 12/1/31	1,435	1,072,169
SITE Centers Corp., 3.625%, 2/1/25	874	822,976
Sun Communities Operating, L.P., 4.20%, 4/15/32	1,250	1,093,164
VICI Properties, L.P./VICI Note Co., Inc., 5.75%, 2/1/27(1)	2,047	2,005,466
		$ 21,017,182
Retail — 0.4%
Bath & Body Works, Inc., 7.60%, 7/15/37	$524	$ 473,646
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	2,609	1,814,779
		$ 2,288,425
Semiconductors — 1.2%
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)	$1,795	$ 1,789,993
Intel Corp., 5.70%, 2/10/53	1,924	1,958,672
Micron Technology, Inc.:
2.703%, 4/15/32	430	339,485
5.875%, 9/15/33	3,215	3,187,551
		$ 7,275,701
Software — 0.3%
Fidelity National Information Services, Inc., 2.25%, 3/1/31	$2,565	$ 2,048,592
		$ 2,048,592
Technology — 0.1%
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$ 635,461
		$ 635,461
Telecommunications — 1.6%
AT&T, Inc.:
3.55%, 9/15/55	$1,831	$ 1,283,164
3.65%, 6/1/51	3,339	2,453,121
Nokia Oyj:
4.375%, 6/12/27	981	924,901
6.625%, 5/15/39	1,492	1,428,900
Rogers Communications, Inc., 4.55%, 3/15/52(1)	3,345	2,692,435
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	661	492,270
SES S.A., 5.30%, 4/4/43(1)	393	283,967
T-Mobile USA, Inc., 2.25%, 11/15/31	278	222,572
		$ 9,781,330
Security	Principal Amount (000's omitted)	Value
Transportation — 0.4%
Penske Truck Leasing Co., L.P./PTL Finance Corp., 6.20%, 6/15/30(1)	$1,150	$ 1,157,101
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	1,200	1,175,120
		$ 2,332,221
Utilities — 0.4%
Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(6)	$1,704	$ 1,580,153
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,051,213
		$ 2,631,366
Total Corporate Bonds (identified cost $228,634,043)		$209,977,703

Preferred Stocks — 0.4%
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(9)
NuStar Energy, L.P., Series B, 11.188%, (3 mo. USD LIBOR + 5.643%)(3)	8,006	$ 195,346
		$ 195,346
Real Estate Management & Development — 0.2%
Brookfield Property Partners, L.P., Series A, 5.75%	83,921	$ 1,153,914
		$ 1,153,914
Wireless Telecommunication Services — 0.2%
United States Cellular Corp., 5.50%	83,925	$ 1,225,305
		$ 1,225,305
Total Preferred Stocks (identified cost $4,364,092)		$ 2,574,565

Senior Floating-Rate Loans — 0.2%(10)
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., Term Loan, 7.467%, (SOFR + 2.25%), 3/15/27	$482	$ 372,185
		$ 372,185

19
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
IT Services — 0.0%(9)
Asurion, LLC, Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/23/26	$244	$ 235,016
		$ 235,016
Software — 0.1%
Hyland Software, Inc., Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$590	$ 585,595
		$ 585,595
Total Senior Floating-Rate Loans (identified cost $1,313,298)		$ 1,192,796

Taxable Municipal Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), 3.034%, 6/1/34	$1,430	$ 1,198,426
		$ 1,198,426
Water and Sewer — 1.3%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 691,506
Green Bonds, 2.184%, 9/1/31	650	540,150
Green Bonds, 2.264%, 9/1/32	585	479,519
Green Bonds, 2.344%, 9/1/33	635	514,083
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	6,750	5,569,627
		$ 7,794,885
Total Taxable Municipal Obligations (identified cost $10,870,000)		$ 8,993,311

U.S. Government Agency Mortgage-Backed Securities — 20.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$318	$ 312,978
Pool #C03490, 4.50%, 8/1/40	163	160,450
Pool #C09031, 2.50%, 2/1/43	651	565,921
Pool #G07589, 5.50%, 6/1/41	1,014	1,036,499
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Pool #G08596, 4.50%, 7/1/44	$244	$ 240,958
Pool #G08670, 3.00%, 10/1/45	379	341,323
Pool #G08701, 3.00%, 4/1/46	501	451,268
Pool #G60608, 4.00%, 5/1/46	1,071	1,023,387
Pool #G60761, 3.00%, 10/1/43	685	621,947
Pool #Q17453, 3.50%, 4/1/43	661	616,345
Pool #Q34310, 3.50%, 6/1/45	399	371,198
Pool #Q40264, 3.50%, 5/1/46	375	348,114
Pool #Q45051, 3.00%, 12/1/46	1,297	1,169,150
Pool #Q46889, 3.50%, 3/1/47	868	814,692
Pool #Q47999, 4.00%, 5/1/47	1,030	989,221
Pool #RA9348, 6.00%, 6/1/53	325	328,536
Pool #ZT0383, 3.50%, 3/1/48	392	362,561
Federal National Mortgage Association:
4.00%, 30-Year, TBA(11)	28,527	26,773,029
4.50%, 30-Year, TBA(11)	28,375	27,275,477
5.00%, 30-Year, TBA(11)	35,575	34,864,891
5.50%, 30-Year, TBA(11)	8,550	8,511,585
Pool #AB3678, 3.50%, 10/1/41	1,713	1,598,699
Pool #AL7524, 5.00%, 7/1/41	221	221,832
Pool #AS3892, 4.00%, 11/1/44	360	343,827
Pool #AS5332, 4.00%, 7/1/45	347	332,486
Pool #AS6014, 4.00%, 10/1/45	219	209,488
Pool #BA0891, 3.50%, 1/1/46	879	815,437
Pool #BA3938, 3.50%, 1/1/46	521	483,332
Pool #BD1183, 3.50%, 12/1/46	314	290,028
Pool #BE2316, 3.50%, 1/1/47	867	801,635
Pool #BM1144, 2.50%, 3/1/47	773	668,358
Pool #FM7023, 3.00%, 7/1/49	771	686,621
Pool #MA1789, 4.50%, 2/1/44	243	238,859
Pool #MA2653, 4.00%, 6/1/46	502	478,698
Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	908	853,186
Pool #CB2653, 2.50%, 3/20/51	1,250	1,067,654
Pool #CB8629, 2.50%, 4/20/51	1,933	1,650,989
Pool #CS1930, 6.00%, 4/20/53	195	198,129
Pool #CT0829, 6.00%, 6/20/53	325	330,839
Pool #CU1021, 5.50%, 6/20/53	2,135	2,142,465
Pool #CU2162, 7.00%, 6/20/53	860	904,860
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $124,590,185)		$121,496,952

20
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 36.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,806	$ 1,632,138
1.625%, 11/15/50	8,674	5,391,478
1.875%, 11/15/51	1,318	870,601
2.00%, 11/15/41	8,644	6,333,418
2.00%, 8/15/51	347	236,665
2.25%, 2/15/52	3,332	2,409,322
2.375%, 2/15/42	19,594	15,264,185
2.875%, 5/15/52	1,099	911,268
3.00%, 8/15/52	4,144	3,524,990
3.625%, 2/15/53	5,300	5,088,000
3.875%, 2/15/43	2,631	2,566,047
4.00%, 11/15/42	7,600	7,554,875
4.00%, 11/15/52	6,137	6,305,768
U.S. Treasury Notes:
0.25%, 5/31/25	13,310	12,182,809
0.375%, 11/30/25	1,414	1,276,660
0.375%, 12/31/25	10,941	9,864,209
0.375%, 1/31/26	8,006	7,189,607
0.50%, 2/28/26	3,144	2,824,933
0.75%, 11/15/24	3,700	3,480,746
0.75%, 4/30/26	4,821	4,342,101
1.00%, 7/31/28	4,015	3,444,274
1.125%, 2/29/28	10,680	9,309,748
1.125%, 8/31/28	1,045	900,619
1.25%, 3/31/28	2,415	2,114,116
1.25%, 4/30/28	8,955	7,824,956
1.25%, 6/30/28	2,755	2,398,787
1.375%, 10/31/28	2,510	2,184,337
1.875%, 2/28/27	22,061	20,226,409
2.125%, 3/31/24	6,939	6,773,359
2.625%, 4/15/25	1,992	1,911,114
2.75%, 4/30/27	18,000	17,006,836
2.75%, 8/15/32	11,877	10,890,604
2.875%, 4/30/29	3,760	3,526,950
3.125%, 8/31/27	3,713	3,551,644
3.25%, 8/31/24	7,720	7,535,896
3.375%, 5/15/33	681	656,846
3.50%, 1/31/28	2,593	2,518,350
3.50%, 2/15/33	8,708	8,483,497
3.75%, 5/31/30	1,408	1,388,530
3.875%, 12/31/27	2,000	1,972,305
3.875%, 9/30/29	2,306	2,283,796
4.125%, 9/30/27	1,600	1,591,344
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.125%, 11/15/32	$2,584	$ 2,640,929
Total U.S. Treasury Obligations (identified cost $238,481,587)		$220,385,066

Short-Term Investments — 1.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(12)	10,700,023	$ 10,700,023
Total Short-Term Investments (identified cost $10,700,023)		$ 10,700,023
Total Investments — 115.1% (identified cost $751,346,520)		$694,023,975
Other Assets, Less Liabilities — (15.1)%		$ (91,029,783)
Net Assets — 100.0%		$602,994,192
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $165,404,266 or 27.4% of the Portfolio's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2023.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at June 30, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at June 30, 2023.
(9)	Amount is less than 0.05%.

21
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	177	Long	9/29/23	$ 35,991,844	$ (154,311)
U.S. 5-Year Treasury Note	15	Long	9/29/23	1,606,406	(17,020)
U.S. Ultra-Long Treasury Bond	37	Long	9/20/23	5,040,094	56,589
U.S. Ultra 10-Year Treasury Note	(103)	Short	9/20/23	(12,199,062)	84,383
					$ (30,359)
Abbreviations:
LIBOR	– London Interbank Offered Rate
PPTT	– Preferred Pass-Through Trust
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
22
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Unaffiliated investments, at value (identified cost $737,615,435)	$ 680,540,537
Affiliated investments, at value (identified cost $13,731,085)	13,483,438
Cash	49,427
Deposits for derivatives collateral — futures contracts	1,065,565
Deposits for forward commitment securities	60,000
Interest receivable	4,402,557
Interest and dividends receivable from affiliated investments	35,198
Receivable for investments sold	1,716,234
Receivable for variation margin on open futures contracts	5,864
Receivable from affiliates	16,241
Total assets	$701,375,061
Liabilities
Payable for forward commitment securities	$ 97,937,983
Payable to affiliates:
Investment adviser fee	224,191
Trustees' fees	9,560
Accrued expenses	209,135
Total liabilities	$ 98,380,869
Net Assets applicable to investors' interest in Portfolio	$602,994,192
23
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $10,984)	$ 128,416
Dividend income from affiliated investments	322,240
Interest and other income	11,401,822
Interest income from affiliated investments	116,851
Total investment income	$11,969,329
Expenses
Investment adviser fee	$ 1,344,610
Trustees’ fees and expenses	18,823
Custodian fee	80,838
Legal and accounting services	36,820
Miscellaneous	12,954
Total expenses	$ 1,494,045
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 35,721
Total expense reductions	$ 35,721
Net expenses	$ 1,458,324
Net investment income	$10,511,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (5,843,933)
Investment transactions - affiliated investments	(511,019)
Futures contracts	245,377
Net realized loss	$ (6,109,575)
Change in unrealized appreciation (depreciation):
Investments	$ 7,000,009
Investments - affiliated investments	445,713
Futures contracts	(181,964)
Net change in unrealized appreciation (depreciation)	$ 7,263,758
Net realized and unrealized gain	$ 1,154,183
Net increase in net assets from operations	$11,665,188
24
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 10,511,005	$ 13,963,711
Net realized loss	(6,109,575)	(22,878,205)
Net change in unrealized appreciation (depreciation)	7,263,758	(68,392,155)
Net increase (decrease) in net assets from operations	$ 11,665,188	$ (77,306,649)
Capital transactions:
Contributions	$ 73,964,233	$ 200,971,207
Withdrawals	(54,134,972)	(123,037,128)
Net increase in net assets from capital transactions	$ 19,829,261	$ 77,934,079
Net increase in net assets	$ 31,494,449	$ 627,430
Net Assets
At beginning of period	$ 571,499,743	$ 570,872,313
At end of period	$602,994,192	$ 571,499,743
25
See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Financial Highlights

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses (1)	0.49% (2)(3)	0.49% (3)	0.49%	0.49%	0.49%	0.49%
Net investment income	3.52% (2)	2.58%	2.06%	2.46%	2.86%	2.98%
Portfolio Turnover	93% (4)(5)	102% (5)	122% (5)	93% (5)	89%	65%
Total Return(1)	2.08% (4)	(13.13)%	0.70%	8.16%	9.28%	(0.50)%
Net assets, end of period (000’s omitted)	$602,994	$571,500	$570,872	$575,953	$590,390	$506,016
(1)	The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.02% of average daily net assets for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(4)	Not annualized.
(5)	Includes the effect of To Be Announced (TBA) transactions.
26

Core Bond Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2023, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 57.7% and 42.3%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Preferred Securities. Preferred securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which  they are traded.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
27

Core Bond Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

E  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
J  Interim Financial Statements—The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the six months ended June 30, 2023, the Portfolio’s investment adviser fee amounted to $1,344,610 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $24,884 of the Portfolio’s operating expenses for the six months ended June 30, 2023.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment adviser fee paid was reduced by $10,837 relating to the Portfolio's investment in the Liquidity Fund.
28

Core Bond Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the six months ended June 30, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 132,148,341	$ 122,401,829
U.S. Government and Agency Securities	558,373,103	485,790,934
	$690,521,444	$608,192,763
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 752,397,072
Gross unrealized appreciation	$ 1,248,706
Gross unrealized depreciation	(59,652,162)
Net unrealized depreciation	$ (58,403,456)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2023 is included in the Portfolio of Investments. At June 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2023 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)
Futures contracts	$140,972	$(171,331)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
29

Core Bond Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$245,377	$(181,964)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended June 30, 2023, which is indicative of the volume of this derivative type, was approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$31,869,000	$22,885,000
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2023.
7  Affiliated Investments
At June 30, 2023, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $13,483,438, which represents 2.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.879%, 5/15/49	$ 875,452	$ —	$ —	$ —	$ (16,573)	$ 858,879	$ 23,838	$ 993,200
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	927,474	—	(846,325)	(511,019)	425,087	—	24,048	—
Series 2019-BPR, Class A, 7.093%, (1 mo. USD LIBOR + 1.90%), 5/15/36	2,115,737	—	(228,400)	—	37,199	1,924,536	68,965	1,981,982
30

Core Bond Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Short-Term Investments
Liquidity Fund	$33,127,696	$132,414,075	$(154,841,748)	$ —	$ —	$ 10,700,023	$ 322,240	10,700,023
Total				$(511,019)	$445,713	$13,483,438	$439,091
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 55,431,519	$ —	$ 55,431,519
Collateralized Mortgage Obligations	—	10,894,681	—	10,894,681
Commercial Mortgage-Backed Securities	—	52,377,359	—	52,377,359
Corporate Bonds	—	209,977,703	—	209,977,703
Preferred Stocks	2,574,565	—	—	2,574,565
Senior Floating-Rate Loans	—	1,192,796	—	1,192,796
Taxable Municipal Obligations	—	8,993,311	—	8,993,311
U.S. Government Agency Mortgage-Backed Securities	—	121,496,952	—	121,496,952
U.S. Treasury Obligations	—	220,385,066	—	220,385,066
Short-Term Investments	10,700,023	—	—	10,700,023
Total Investments	$ 13,274,588	$ 680,749,387	$ —	$ 694,023,975
Futures Contracts	$ 140,972	$ —	$ —	$ 140,972
Total	$ 13,415,560	$ 680,749,387	$ —	$ 694,164,947
Liability Description
Futures Contracts	$ (171,331)	$ —	$ —	$ (171,331)
Total	$ (171,331)	$ —	$ —	$ (171,331)
31

Eaton Vance
Core Bond Fund
June 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
32

Eaton Vance
Core Bond Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
33

Eaton Vance
Core Bond Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Core Bond Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Core Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board noted the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
34

Eaton Vance
Core Bond Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
35

Eaton Vance
Core Bond Fund
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund's Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund's investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund's liquidity risk, and is responsible for making certain reports to the Fund's Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund's portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund's Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund's Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
36

Eaton Vance
Core Bond Fund
June 30, 2023
Officers and Trustees

Officers of Eaton Vance Core Bond Fund and Core Bond Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Core Bond Fund and Core Bond Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
37

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
38

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
39

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
40

Investment Adviser of Core Bond Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Core Bond
Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754    6.30.23

Eaton Vance
Greater India Fund
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Goldman Sachs Asset Management, L.P. (GSAM), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and GSAM are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2023
Eaton Vance
Greater India Fund

Eaton Vance
Greater India Fund
June 30, 2023
Performance

Portfolio Manager(s) Hiren Dasani, CFA, of Goldman Sachs Asset Management, L.P. (GSAM)
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/02/1994	05/02/1994	6.55%	14.41%	6.09%	9.52%
Class A with 5.25% Maximum Sales Charge	—	—	0.95	8.41	4.95	8.93
Class C at NAV	07/07/2006	05/02/1994	6.13	13.38	5.35	8.91
Class C with 1% Maximum Deferred Sales Charge	—	—	5.13	12.48	5.35	8.91
Class I at NAV	10/01/2009	05/02/1994	6.67	15.02	6.54	9.91

MSCI India Index	—	—	5.11%	14.15%	8.75%	8.87%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.54%	2.29%	1.29%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Greater India Fund
June 30, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
ICICI Bank, Ltd.	8.9%
Infosys, Ltd.	7.5
Reliance Industries, Ltd.	6.1
Axis Bank, Ltd.	5.1
HDFC Bank, Ltd.	4.7
Bharti Airtel, Ltd.	4.0
Bajaj Finance, Ltd.	3.5
Mahindra & Mahindra, Ltd.	3.2
Sun Pharmaceutical Industries, Ltd.	3.0
HCL Technologies, Ltd.	2.8
Total	48.8%

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Greater India Fund
June 30, 2023
Endnotes and Additional Disclosures

[1]	MSCI India Index is an unmanaged index of common stocks traded in the India market. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Effective September 15, 2016, Goldman Sachs Asset Management International (GSAM beginning October 19, 2017) began subadvising the Fund. Performance prior to September 15, 2016, reflects the Fund’s performance under a former sub-adviser.
[3]	Source: Fund prospectus.The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Greater India Fund
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,065.50	$ 8.19	1.60%
Class C	$1,000.00	$1,061.30	$12.01	2.35%
Class I	$1,000.00	$1,066.70	$ 6.92	1.35%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.86	$ 8.00	1.60%
Class C	$1,000.00	$1,013.14	$11.73	2.35%
Class I	$1,000.00	$1,018.10	$ 6.76	1.35%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Greater India Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Investment in Greater India Portfolio, at value (identified cost $162,620,026)	$ 213,345,051
Receivable for Fund shares sold	102,649
Total assets	$213,447,700
Liabilities
Payable for Fund shares redeemed	$ 149,968
Payable to affiliates:
Administration fee	24,935
Distribution and service fees	31,041
Trustees' fees	125
Accrued expenses	90,701
Total liabilities	$ 296,770
Net Assets	$213,150,930
Sources of Net Assets
Paid-in capital	$ 156,319,503
Distributable earnings	56,831,427
Net Assets	$213,150,930
Class A Shares
Net Assets	$ 134,326,029
Shares Outstanding	4,088,070
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 32.86
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 34.68
Class C Shares
Net Assets	$ 5,284,176
Shares Outstanding	204,863
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 25.79
Class I Shares
Net Assets	$ 73,540,725
Shares Outstanding	2,128,984
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 34.54
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $224,152)	$ 1,098,192
Expenses allocated from Portfolio	(952,966)
Total investment income from Portfolio	$ 145,226
Expenses
Administration fee	$ 141,500
Distribution and service fees:
Class A	156,344
Class C	25,205
Trustees’ fees and expenses	250
Custodian fee	10,757
Transfer and dividend disbursing agent fees	102,694
Legal and accounting services	20,895
Printing and postage	13,917
Registration fees	24,360
Miscellaneous	5,787
Total expenses	$ 501,709
Net investment loss	$ (356,483)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $1,021,944)	$ 3,630,626
Futures contracts	127,143
Foreign currency transactions	(73,744)
Net realized gain	$ 3,684,025
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $825,086)	$ 9,618,756
Futures contracts	121,046
Foreign currency	1,308
Net change in unrealized appreciation (depreciation)	$ 9,741,110
Net realized and unrealized gain	$13,425,135
Net increase in net assets from operations	$13,068,652
7
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (356,483)	$ (1,927,753)
Net realized gain	3,684,025	20,598,213
Net change in unrealized appreciation (depreciation)	9,741,110	(60,219,818)
Net increase (decrease) in net assets from operations	$ 13,068,652	$ (41,549,358)
Distributions to shareholders:
Class A	$ —	$ (24,253,948)
Class C	—	(1,281,257)
Class I	—	(9,404,928)
Total distributions to shareholders	$ —	$ (34,940,133)
Transactions in shares of beneficial interest:
Class A	$ (3,538,660)	$ (120,185)
Class C	(475,748)	(968,614)
Class I	17,506,791	(23,569,893)
Contributed capital from affiliate for shares redeemed:
Class A	—	176,145*
Class C	—	23,690*
Class I	—	769,087*
Net increase (decrease) in net assets from Fund share transactions	$ 13,492,383	$ (23,689,770)
Net increase (decrease) in net assets	$ 26,561,035	$(100,179,261)
Net Assets
At beginning of period	$ 186,589,895	$ 286,769,156
At end of period	$213,150,930	$ 186,589,895
*	Represents contributed capital to the Fund by Eaton Vance Management for overpayments to redeeming shareholders resulting from the overstatement of the Fund's net assets and NAV per share for the period January 1, 2022 through March 7, 2022.
8
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2023
Financial Highlights

	Class A
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 30.840	$ 44.090	$ 38.790	$ 34.300	$ 32.020	$ 36.830
Income (Loss) From Operations
Net investment loss(1)	$ (0.067)	$ (0.356)	$ (0.425)	$ (0.237)	$ (0.188)	$ (0.150)
Net realized and unrealized gain (loss)	2.087	(6.225)	9.728	4.823	3.424	(4.284)
Total income (loss) from operations	$ 2.020	$ (6.581)	$ 9.303	$ 4.586	$ 3.236	$ (4.434)
Less Distributions
From net investment income	$ —	$ (0.756)	$ —	$ —	$ —	$ (0.376)
From net realized gain	—	(5.913)	(4.003)	(0.096)	(0.956)	—
Total distributions	$ —	$ (6.669)	$ (4.003)	$ (0.096)	$ (0.956)	$ (0.376)
Net asset value — End of period	$ 32.860	$ 30.840	$ 44.090	$ 38.790	$ 34.300	$ 32.020
Total Return(2)	6.55% (3)	(15.54)%	24.04%	13.42%	10.46%	(12.13)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$134,326	$129,752	$181,368	$155,011	$163,335	$152,967
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.60% (5)(6)	1.57% (5)	1.54%	1.56%	1.63%	1.62%
Net investment loss	(0.44)% (6)	(0.93)%	(0.98)%	(0.75)%	(0.58)%	(0.44)%
Portfolio Turnover of the Portfolio	16% (3)	17%	33%	26%	21%	29%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022, respectively).
(6)	Annualized.
9
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2023
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 24.300	$ 36.390	$ 32.810	$ 29.230	$ 27.620	$ 32.050
Income (Loss) From Operations
Net investment loss(1)	$ (0.143)	$ (0.520)	$ (0.616)	$ (0.385)	$ (0.363)	$ (0.334)
Net realized and unrealized gain (loss)	1.633	(5.065)	8.199	4.061	2.929	(3.720)
Total income (loss) from operations	$ 1.490	$ (5.585)	$ 7.583	$ 3.676	$ 2.566	$ (4.054)
Less Distributions
From net investment income	$ —	$ (0.592)	$ —	$ —	$ —	$ (0.376)
From net realized gain	—	(5.913)	(4.003)	(0.096)	(0.956)	—
Total distributions	$ —	$ (6.505)	$ (4.003)	$ (0.096)	$ (0.956)	$ (0.376)
Net asset value — End of period	$25.790	$24.300	$36.390	$32.810	$29.230	$27.620
Total Return(2)	6.13% (3)	(16.10)%	23.17%	12.64%	9.69%	(12.76)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,284	$ 5,465	$ 9,181	$ 7,548	$ 11,898	$ 21,891
Ratios (as a percentage of average daily net assets):(4)
Expenses	2.35% (5)(6)	2.29% (5)	2.24%	2.26%	2.33%	2.32%
Net investment loss	(1.20)% (6)	(1.64)%	(1.69)%	(1.44)%	(1.30)%	(1.14)%
Portfolio Turnover of the Portfolio	16% (3)	17%	33%	26%	21%	29%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022, respectively).
(6)	Annualized.
10
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2023
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 32.380	$ 45.600	$ 39.920	$ 35.190	$ 32.730	$ 37.520
Income (Loss) From Operations
Net investment loss(1)	$ (0.026)	$ (0.257)	$ (0.298)	$ (0.148)	$ (0.092)	$ (0.047)
Net realized and unrealized gain (loss)	2.186	(6.170)	9.981	4.974	3.508	(4.367)
Total income (loss) from operations	$ 2.160	$ (6.427)	$ 9.683	$ 4.826	$ 3.416	$ (4.414)
Less Distributions
From net investment income	$ —	$ (0.880)	$ —	$ —	$ —	$ (0.376)
From net realized gain	—	(5.913)	(4.003)	(0.096)	(0.956)	—
Total distributions	$ —	$ (6.793)	$ (4.003)	$ (0.096)	$ (0.956)	$ (0.376)
Net asset value — End of period	$34.540	$32.380	$45.600	$39.920	$35.190	$32.730
Total Return(2)	6.67% (3)	(14.66)%	24.31%	13.77%	10.79%	(11.85)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 73,541	$ 51,372	$ 96,220	$ 66,744	$ 40,761	$ 37,330
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.35% (5)(6)	1.28% (5)	1.24%	1.26%	1.33%	1.32%
Net investment loss	(0.17)% (6)	(0.64)%	(0.66)%	(0.45)%	(0.27)%	(0.14)%
Portfolio Turnover of the Portfolio	16% (3)	17%	33%	26%	21%	29%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022, respectively).
(6)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Greater India Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of June 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Eaton Vance
Greater India Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2022, the Fund had a late year ordinary loss of $1,439,531, related to certain specified losses realized after October 31, 2022, which it has elected to defer to the following taxable year pursuant to income tax regulations.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the six months ended June 30, 2023, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Goldman Sachs Asset Management, L.P. (GSAM). BMR pays GSAM a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its pro-rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the administration fee amounted to $141,500.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, EVM earned $15,643 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,270 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2023 amounted to $156,344 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2023, the Fund paid or accrued to EVD $18,904 for Class C shares.
13

Eaton Vance
Greater India Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2023 amounted to $6,301 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2023, the Fund was informed that EVD received approximately $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended June 30, 2023, increases and decreases in the Fund's investment in the Portfolio aggregated $23,560,514 and $10,987,607, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	118,022	$ 3,653,839	199,682	$ 8,180,108
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	686,800	21,689,583
Redemptions	(237,174)	(7,192,499)	(793,176)	(29,989,876)
Net increase (decrease)	(119,152)	$ (3,538,660)	93,306	$ (120,185)
Class C
Sales	8,056	$ 192,124	25,885	$ 848,002
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	49,502	1,281,257
Redemptions	(28,112)	(667,872)	(102,785)	(3,097,873)
Net decrease	(20,056)	$ (475,748)	(27,398)	$ (968,614)
Class I
Sales	774,417	$ 24,864,663	703,566	$ 29,872,335
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	256,262	8,534,840
Redemptions	(231,922)	(7,357,872)	(1,483,298)	(61,977,068)
Net increase (decrease)	542,495	$17,506,791	(523,470)	$(23,569,893)
14

Greater India Portfolio
June 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 98.3%
Security	Shares	Value
India — 98.3%
Automobile Components — 2.2%
Sona BLW Precision Forgings, Ltd.(1)	260,883	$ 1,645,410
Sundram Fasteners, Ltd.	95,497	1,413,277
Tube Investments of India, Ltd.	44,224	1,718,352
		$ 4,777,039
Automobiles — 6.0%
Mahindra & Mahindra, Ltd.	386,542	$ 6,879,174
Maruti Suzuki India, Ltd.	12,356	1,476,246
Tata Motors, Ltd.(2)	626,902	4,566,387
		$ 12,921,807
Banks — 23.6%
AU Small Finance Bank, Ltd.(1)	191,406	$ 1,764,787
Axis Bank, Ltd.	904,172	10,895,141
Bank of Baroda	742,837	1,727,618
Federal Bank, Ltd.	1,320,731	2,038,790
HDFC Bank, Ltd.	486,457	10,091,489
ICICI Bank, Ltd.	1,652,335	18,905,416
IDFC First Bank, Ltd.(2)	1,546,232	1,506,130
State Bank of India	504,925	3,533,361
		$ 50,462,732
Beverages — 1.6%
United Spirits, Ltd.(2)	309,083	$ 3,444,598
		$ 3,444,598
Building Products — 0.7%
Kajaria Ceramics, Ltd.	95,923	$ 1,472,280
		$ 1,472,280
Chemicals — 0.9%
Navin Fluorine International, Ltd.	35,632	$ 1,955,591
		$ 1,955,591
Construction Materials — 0.7%
Shree Cement, Ltd.	5,408	$ 1,576,706
		$ 1,576,706
Consumer Finance — 3.9%
Bajaj Finance, Ltd.	86,755	$ 7,602,448
Security	Shares	Value
Consumer Finance (continued)
Five-Star Business Finance, Ltd.(2)	105,157	$ 829,652
		$ 8,432,100
Consumer Staples Distribution & Retail — 0.5%
Medplus Health Services, Ltd.(2)	109,235	$ 1,037,653
		$ 1,037,653
Electronic Equipment, Instruments & Components — 0.7%
Honeywell Automation India, Ltd.	3,034	$ 1,541,086
		$ 1,541,086
Financial Services — 1.3%
Housing Development Finance Corp., Ltd.	40,077	$ 1,381,932
IIFL Finance, Ltd.	212,478	1,305,869
		$ 2,687,801
Food Products — 2.2%
Tata Consumer Products, Ltd.	444,174	$ 4,666,372
		$ 4,666,372
Gas Utilities — 0.3%
Gujarat Gas, Ltd.	103,879	$ 590,327
		$ 590,327
Health Care Providers & Services — 2.0%
Apollo Hospitals Enterprise, Ltd.	67,403	$ 4,196,881
		$ 4,196,881
Hotels, Restaurants & Leisure — 2.0%
Devyani International, Ltd.(2)	537,233	$ 1,234,992
Zomato, Ltd.(2)	3,225,744	2,953,787
		$ 4,188,779
Household Durables — 1.6%
Crompton Greaves Consumer Electricals, Ltd.	415,973	$ 1,472,877
Dixon Technologies India, Ltd.	34,456	1,850,384
		$ 3,323,261
Independent Power and Renewable Electricity Producers — 2.0%
NHPC, Ltd.	1,728,265	$ 966,674
NTPC, Ltd.	1,409,843	3,253,573
		$ 4,220,247

15
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 0.6%
Siemens, Ltd.	26,615	$ 1,226,203
		$ 1,226,203
Insurance — 2.7%
PB Fintech, Ltd.(2)	114,698	$ 976,346
SBI Life Insurance Co., Ltd.(1)	294,750	4,713,398
		$ 5,689,744
Interactive Media & Services — 1.0%
Info Edge India, Ltd.	38,248	$ 2,095,698
		$ 2,095,698
IT Services — 13.3%
Coforge, Ltd.	45,728	$ 2,637,476
HCL Technologies, Ltd.	403,700	5,853,491
Infosys, Ltd.	981,124	16,008,556
Persistent Systems, Ltd.	31,894	1,954,185
Zensar Technologies, Ltd.	395,433	1,868,229
		$ 28,321,937
Machinery — 1.1%
Grindwell Norton, Ltd.	86,000	$ 2,397,883
		$ 2,397,883
Metals & Mining — 2.7%
APL Apollo Tubes, Ltd.	127,312	$ 2,020,840
Hindalco Industries, Ltd.	726,191	3,744,371
		$ 5,765,211
Oil, Gas & Consumable Fuels — 6.1%
Reliance Industries, Ltd.	417,417	$ 13,027,156
		$ 13,027,156
Personal Care Products — 4.7%
Emami, Ltd.	308,764	$ 1,597,108
Godrej Consumer Products, Ltd.(2)	404,687	5,340,897
Hindustan Unilever, Ltd.	94,391	3,083,691
		$ 10,021,696
Pharmaceuticals — 5.4%
Mankind Pharma, Ltd.(2)	51,874	$ 1,078,913
Pfizer, Ltd.	20,924	965,516
Sun Pharmaceutical Industries, Ltd.	495,404	6,352,396
Torrent Pharmaceuticals, Ltd.	133,960	3,115,289
		$ 11,512,114
Security	Shares	Value
Real Estate Management & Development — 2.2%
Godrej Properties, Ltd.(2)	137,945	$ 2,646,588
Oberoi Realty, Ltd.	172,998	2,081,453
		$ 4,728,041
Specialty Retail — 2.3%
FSN E-Commerce Ventures, Ltd.(2)	693,418	$ 1,252,496
Metro Brands, Ltd.	69,734	802,439
Trent, Ltd.	130,452	2,802,703
		$ 4,857,638
Wireless Telecommunication Services — 4.0%
Bharti Airtel, Ltd.	796,297	$ 8,553,775
		$ 8,553,775
Total India (identified cost $150,315,444)		$209,692,356
Total Common Stocks (identified cost $150,315,444)		$209,692,356

Short-Term Investments — 5.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(3)	11,879,895	$ 11,879,895
Total Short-Term Investments (identified cost $11,879,895)		$ 11,879,895
Total Investments — 103.9% (identified cost $162,195,339)		$221,572,251
Other Assets, Less Liabilities — (3.9)%		$ (8,224,664)
Net Assets — 100.0%		$213,347,587
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $8,123,595 or 3.8% of the Portfolio's net assets.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.

16
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
SGX CNX Nifty Index	217	Long	7/27/23	$8,386,560	$ 126,277
					$126,277
17
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Unaffiliated investments, at value (identified cost $150,315,444)	$ 209,692,356
Affiliated investments, at value (identified cost $11,879,895)	11,879,895
Deposits for derivatives collateral — futures contracts	453,530
Foreign currency, at value (identified cost $19,214)	19,258
Dividends receivable	472,443
Dividends receivable from affiliated investments	30,994
Receivable for investments sold	22,590
Receivable for foreign taxes	35,891
Total assets	$222,606,957
Liabilities
Payable for variation margin on open futures contracts	$ 76,294
Due to custodian	18,429
Payable to affiliates:
Investment adviser fee	140,530
Trustees' fees	3,215
Accrued foreign capital gains taxes	8,837,257
Accrued expenses	183,645
Total liabilities	$ 9,259,370
Net Assets applicable to investors' interest in Portfolio	$213,347,587
18
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $224,155)	$ 939,339
Dividend income from affiliated investments	158,866
Total investment income	$ 1,098,205
Expenses
Investment adviser fee	$ 802,410
Trustees’ fees and expenses	5,777
Custodian fee	66,788
Legal and accounting services	59,888
Miscellaneous	23,356
Total expenses	$ 958,219
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 5,244
Total expense reductions	$ 5,244
Net expenses	$ 952,975
Net investment income	$ 145,230
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $1,021,957)	$ 3,630,671
Futures contracts	127,145
Foreign currency transactions	(73,745)
Net realized gain	$ 3,684,071
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $825,096)	$ 9,618,869
Futures contracts	121,046
Foreign currency	1,309
Net change in unrealized appreciation (depreciation)	$ 9,741,224
Net realized and unrealized gain	$13,425,295
Net increase in net assets from operations	$13,570,525
19
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$ 145,230	$ (712,579)
Net realized gain	3,684,071	20,598,441
Net change in unrealized appreciation (depreciation)	9,741,224	(60,220,606)
Net increase (decrease) in net assets from operations	$ 13,570,525	$ (40,334,744)
Capital transactions:
Contributions	$ 23,560,514	$ 16,606,183
Withdrawals	(10,987,607)	(73,220,373)
Net increase (decrease) in net assets from capital transactions	$ 12,572,907	$ (56,614,190)
Net increase (decrease) in net assets	$ 26,143,432	$ (96,948,934)
Net Assets
At beginning of period	$ 187,204,155	$ 284,153,089
At end of period	$213,347,587	$187,204,155
20
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2023
Financial Highlights

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	1.01% (1)(2)	0.97% (2)	0.95%	0.93%	0.98%	0.98%
Net investment income (loss)	0.15% (1)	(0.32)%	(0.39)%	(0.12)%	0.07%	0.19%
Portfolio Turnover	16% (3)	17%	33%	26%	21%	29%
Total Return	6.86% (3)	(14.39)%	24.76%	14.14%	11.17%	(11.57)%
Net assets, end of period (000’s omitted)	$213,348	$187,204	$284,153	$229,025	$216,812	$213,186
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022, respectively).
(3)	Not annualized.
21
See Notes to Financial Statements.

Greater India Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2023, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
22

Greater India Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, historical effective tax rates on securities sold, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of June 30, 2023, the Portfolio for tax reporting in India had no accumulated losses available to be carried forward to offset future realized gains from the sale of Indian securities.
As of June 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the six months ended June 30, 2023, the investment adviser fee amounted to $802,410 or 0.85% (annualized) of the Portfolio's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Goldman Sachs Asset Management, L.P. (GSAM). BMR pays GSAM a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may
23

Greater India Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment adviser fee paid was reduced by $5,244 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $30,754,046 and $31,002,063, respectively, for the six months ended June 30, 2023.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$164,715,401
Gross unrealized appreciation	$ 62,861,310
Gross unrealized depreciation	(5,878,183)
Net unrealized appreciation	$ 56,983,127
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2023 is included in the Portfolio of Investments. At June 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity index futures contracts to manage cash flows.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2023 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative
Futures contracts	$126,277	$ —
(1)	Only the current day's variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
24

Greater India Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$127,145	$121,046
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2023, which is indicative of the volume of this derivative type, was approximately $7,895,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2023.
7  Affiliated Investments
At June 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $11,879,895, which represents 5.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$391,183	$39,775,415	$(28,286,703)	$ —	$ —	$11,879,895	$158,866	11,879,895
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
25

Greater India Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

At June 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 10,649,473	$ —	$ 10,649,473
Consumer Discretionary	—	30,068,524	—	30,068,524
Consumer Staples	—	19,170,319	—	19,170,319
Energy	—	13,027,156	—	13,027,156
Financials	—	67,272,377	—	67,272,377
Health Care	1,078,913	14,630,082	—	15,708,995
Industrials	—	5,096,366	—	5,096,366
Information Technology	—	29,863,023	—	29,863,023
Materials	—	9,297,508	—	9,297,508
Real Estate	—	4,728,041	—	4,728,041
Utilities	—	4,810,574	—	4,810,574
Total Common Stocks	$ 1,078,913	$ 208,613,443*	$ —	$209,692,356
Short-Term Investments	$ 11,879,895	$ —	$ —	$ 11,879,895
Total Investments	$ 12,958,808	$ 208,613,443	$ —	$221,572,251
Futures Contracts	$ —	$ 126,277	$ —	$ 126,277
Total	$ 12,958,808	$ 208,739,720	$ —	$221,698,528
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Countries within the Indian sub-continent region are considered emerging market countries. The securities markets within the Indian sub-continent are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. The securities markets in these countries are comparatively underdeveloped and may be concentrated in certain sectors. In addition, governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.
26

Eaton Vance
Greater India Fund
June 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
27

Eaton Vance
Greater India Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Greater India Fund (the “Fund”), as well as the investment advisory agreement between Greater India Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Goldman Sachs Asset Management, L.P. (the “Sub-adviser”), with respect to the Fund, as well as the sub-advisory agreement between the Adviser and the Sub-adviser with respect to the Portfolio,
28

Eaton Vance
Greater India Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and the sub-advisory agreements for the Fund and the Portfolio (collectively, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund and the Portfolio. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities of companies in India and surrounding countries of the Indian subcontinent provided by investment professionals located in the region. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which the Adviser receives an advisory fee from the Portfolio.
The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board noted certain actions taken by the Adviser and Sub-adviser to address Fund performance and determined to continue to monitor and evaluate their effectiveness over time.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
29

Eaton Vance
Greater India Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund and the Portfolio currently share in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
30

Eaton Vance
Greater India Fund
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
31

Eaton Vance
Greater India Fund
June 30, 2023
Officers and Trustees

Officers of Eaton Vance Greater India Fund
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Greater India Portfolio
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Greater India Fund and Greater India Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
32

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
33

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
34

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
35

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Greater India Fund
and Greater India Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Sub-Adviser of Eaton Vance Greater India Fund
and Greater India Portfolio
Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282
Administrator of Eaton Vance Greater India Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7693    6.30.23

Eaton Vance
Special Equities Fund
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2023
Eaton Vance
Special Equities Fund

Eaton Vance
Special Equities Fund
June 30, 2023
Performance

Portfolio Manager(s) Michael D. McLean, CFA and J. Griffith Noble, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/22/1968	04/22/1968	8.98%	12.79%	6.62%	8.89%
Class A with 5.25% Maximum Sales Charge	—	—	3.27	6.86	5.47	8.31
Class C at NAV	11/17/1994	04/22/1968	8.58	11.96	5.82	8.24
Class C with 1% Maximum Deferred Sales Charge	—	—	7.58	10.96	5.82	8.24
Class I at NAV	07/29/2011	04/22/1968	9.14	13.10	6.88	9.16

Russell 2500™ Index	—	—	8.79%	13.58%	6.54%	9.37%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.25%	2.00%	1.00%
Net	1.20	1.95	0.95
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Special Equities Fund
June 30, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
CBIZ, Inc.	3.1%
Rentokil Initial PLC ADR	2.9
Valvoline, Inc.	2.9
Chemed Corp.	2.8
Cooper Cos., Inc. (The)	2.6
Fair Isaac Corp.	2.5
Dorman Products, Inc.	2.3
Wyndham Hotels & Resorts, Inc.	2.2
AZEK Co., Inc. (The)	2.2
Equity LifeStyle Properties, Inc.	2.1
Total	25.6%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Special Equities Fund
June 30, 2023
Endnotes and Additional Disclosures

[1]	Russell 2500™ Index is an unmanaged index of approximately 2,500 small-and mid-cap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Special Equities Fund
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,089.80	$ 6.22**	1.20%
Class C	$1,000.00	$1,085.80	$10.08**	1.95%
Class I	$1,000.00	$1,091.40	$ 4.93**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.84	$ 6.01**	1.20%
Class C	$1,000.00	$1,015.13	$ 9.74**	1.95%
Class I	$1,000.00	$1,020.08	$ 4.76**	0.95%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022.
**	Absent an allocation of certain expenses to an affiliate(s), expenses would be higher.
5

Eaton Vance
Special Equities Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value
Aerospace & Defense — 2.1%
Hexcel Corp.	5,230	$ 397,585
Woodward, Inc.	5,497	653,648
		$ 1,051,233
Automobile Components — 3.3%
Atmus Filtration Technologies, Inc.(1)	8,125	$ 178,425
Dorman Products, Inc.(1)	14,742	1,162,112
Visteon Corp.(1)	2,358	338,632
		$ 1,679,169
Automobiles — 0.4%
Harley-Davidson, Inc.	6,023	$ 212,070
		$ 212,070
Banks — 2.7%
Commerce Bancshares, Inc.	14,949	$ 728,016
SouthState Corp.	9,692	637,734
		$ 1,365,750
Biotechnology — 0.7%
Neurocrine Biosciences, Inc.(1)	3,578	$ 337,405
		$ 337,405
Building Products — 3.9%
AAON, Inc.	8,884	$ 842,292
AZEK Co., Inc. (The)(1)	36,802	1,114,733
		$ 1,957,025
Capital Markets — 4.2%
LPL Financial Holdings, Inc.	3,128	$ 680,121
MarketAxess Holdings, Inc.	2,618	684,397
Tradeweb Markets, Inc., Class A	11,395	780,330
		$ 2,144,848
Chemicals — 1.7%
Quaker Chemical Corp.	4,332	$ 844,307
		$ 844,307
Commercial Services & Supplies — 2.9%
Rentokil Initial PLC ADR	37,673	$ 1,469,624
		$ 1,469,624
Security	Shares	Value
Consumer Staples Distribution & Retail — 3.1%
Casey's General Stores, Inc.	3,270	$ 797,488
Performance Food Group Co.(1)	13,209	795,710
		$ 1,593,198
Containers & Packaging — 1.8%
AptarGroup, Inc.	7,734	$ 896,061
		$ 896,061
Electric Utilities — 1.6%
Alliant Energy Corp.	15,338	$ 804,938
		$ 804,938
Electrical Equipment — 0.6%
Generac Holdings, Inc.(1)	2,132	$ 317,945
		$ 317,945
Financial Services — 1.3%
Euronet Worldwide, Inc.(1)	5,659	$ 664,197
		$ 664,197
Food Products — 0.3%
Lancaster Colony Corp.	809	$ 162,682
		$ 162,682
Gas Utilities — 0.5%
ONE Gas, Inc.	3,277	$ 251,706
		$ 251,706
Ground Transportation — 1.0%
Landstar System, Inc.	2,719	$ 523,516
		$ 523,516
Health Care Equipment & Supplies — 6.8%
Cooper Cos., Inc. (The)	3,470	$ 1,330,502
Envista Holdings Corp.(1)	25,055	847,861
Neogen Corp.(1)	16,989	369,511
Teleflex, Inc.	3,681	890,913
		$ 3,438,787
Health Care Providers & Services — 8.4%
Addus HomeCare Corp.(1)	4,399	$ 407,787
Agiliti, Inc.(1)	45,989	758,819
Chemed Corp.	2,603	1,409,967

6
See Notes to Financial Statements.

Eaton Vance
Special Equities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Premier, Inc., Class A	23,900	$ 661,074
R1 RCM, Inc.(1)	53,961	995,580
		$ 4,233,227
Hotels, Restaurants & Leisure — 5.5%
Domino's Pizza, Inc.	2,559	$ 862,357
Papa John's International, Inc.	6,868	507,065
Texas Roadhouse, Inc.	2,489	279,465
Wyndham Hotels & Resorts, Inc.	16,386	1,123,588
		$ 2,772,475
Industrial REITs — 4.0%
EastGroup Properties, Inc.	5,897	$ 1,023,719
Rexford Industrial Realty, Inc.	19,474	1,016,933
		$ 2,040,652
Insurance — 9.7%
RLI Corp.	7,639	$ 1,042,494
Ryan Specialty Holdings, Inc., Class A(1)	23,543	1,056,845
Selective Insurance Group, Inc.	10,333	991,452
W.R. Berkley Corp.	14,887	886,670
White Mountains Insurance Group, Ltd.	674	936,125
		$ 4,913,586
Leisure Products — 0.7%
Brunswick Corp.	4,258	$ 368,913
		$ 368,913
Machinery — 5.6%
Albany International Corp., Class A	1,239	$ 115,574
Graco, Inc.	11,588	1,000,624
Middleby Corp.(1)	6,958	1,028,601
Nordson Corp.	2,741	680,261
		$ 2,825,060
Multi-Utilities — 1.5%
CMS Energy Corp.	13,347	$ 784,136
		$ 784,136
Pharmaceuticals — 1.2%
Jazz Pharmaceuticals PLC(1)	4,719	$ 585,014
		$ 585,014
Professional Services — 3.8%
CBIZ, Inc.(1)	28,974	$ 1,543,735
Security	Shares	Value
Professional Services (continued)
Ceridian HCM Holding, Inc.(1)	5,638	$ 377,577
		$ 1,921,312
Residential REITs — 2.1%
Equity LifeStyle Properties, Inc.	16,173	$ 1,081,812
		$ 1,081,812
Software — 9.6%
Altair Engineering, Inc., Class A(1)	7,274	$ 551,660
Clearwater Analytics Holdings, Inc., Class A(1)	24,432	387,736
Envestnet, Inc.(1)	14,571	864,789
Fair Isaac Corp.(1)	1,549	1,253,466
Progress Software Corp.	9,004	523,132
SPS Commerce, Inc.(1)	2,918	560,431
Tyler Technologies, Inc.(1)	1,740	724,658
		$ 4,865,872
Specialized REITs — 1.7%
CubeSmart	19,296	$ 861,759
		$ 861,759
Specialty Retail — 4.2%
Floor & Decor Holdings, Inc., Class A(1)	2,177	$ 226,321
RH (1)	1,339	441,321
Valvoline, Inc.	39,052	1,464,841
		$ 2,132,483
Trading Companies & Distributors — 2.6%
Core & Main, Inc., Class A(1)	34,023	$ 1,066,281
Herc Holdings, Inc.	1,692	231,550
		$ 1,297,831
Total Common Stocks (identified cost $40,658,555)		$50,398,593

7
See Notes to Financial Statements.

Eaton Vance
Special Equities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(2)	222,209	$ 222,209
Total Short-Term Investments (identified cost $222,209)		$ 222,209
Total Investments — 100.0% (identified cost $40,880,764)		$50,620,802
Other Assets, Less Liabilities — 0.0%(3)		$ 18,628
Net Assets — 100.0%		$50,639,430
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(3)	Amount is less than 0.05%.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
8
See Notes to Financial Statements.

Eaton Vance
Special Equities Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Unaffiliated investments, at value (identified cost $40,658,555)	$ 50,398,593
Affiliated investments, at value (identified cost $222,209)	222,209
Dividends receivable	31,464
Dividends receivable from affiliated investments	1,634
Receivable for investments sold	178,844
Receivable for Fund shares sold	8,737
Total assets	$50,841,481
Liabilities
Payable for investments purchased	$ 108,832
Payable for Fund shares redeemed	292
Payable to affiliates:
Investment adviser fee	25,342
Distribution and service fees	5,689
Trustees' fees	985
Other	891
Accrued expenses	60,020
Total liabilities	$ 202,051
Net Assets	$50,639,430
Sources of Net Assets
Paid-in capital	$ 41,058,714
Distributable earnings	9,580,716
Net Assets	$50,639,430
Class A Shares
Net Assets	$ 27,862,965
Shares Outstanding	1,159,961
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 24.02
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 25.35
Class C Shares
Net Assets	$ 119,273
Shares Outstanding	6,161
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 19.36
Class I Shares
Net Assets	$ 22,657,192
Shares Outstanding	903,754
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 25.07
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
Special Equities Fund
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income	$ 241,659
Dividend income from affiliated investments	14,639
Total investment income	$ 256,298
Expenses
Investment adviser fee	$ 160,483
Distribution and service fees:
Class A	33,892
Class C	793
Trustees’ fees and expenses	1,856
Custodian fee	12,717
Transfer and dividend disbursing agent fees	30,557
Legal and accounting services	20,666
Printing and postage	4,644
Registration fees	21,516
Miscellaneous	6,385
Total expenses	$ 293,509
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 14,552
Total expense reductions	$ 14,552
Net expenses	$ 278,957
Net investment loss	$ (22,659)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 411,180
Net realized gain	$ 411,180
Change in unrealized appreciation (depreciation):
Investments	$ 3,984,922
Net change in unrealized appreciation (depreciation)	$3,984,922
Net realized and unrealized gain	$4,396,102
Net increase in net assets from operations	$4,373,443
10
See Notes to Financial Statements.

Eaton Vance
Special Equities Fund
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (22,659)	$ (14,626)
Net realized gain (loss)	411,180	(212,308)
Net change in unrealized appreciation (depreciation)	3,984,922	(11,135,085)
Net increase (decrease) in net assets from operations	$ 4,373,443	$(11,362,019)
Distributions to shareholders:
Class A	$ —	$ (1,257,539)
Class C	—	(13,635)
Class I	—	(1,129,625)
Total distributions to shareholders	$ —	$ (2,400,799)
Transactions in shares of beneficial interest:
Class A	$ (586,414)	$ (2,128,884)
Class C	(102,948)	(273,594)
Class I	(5,131,156)	(321,990)
Net decrease in net assets from Fund share transactions	$ (5,820,518)	$ (2,724,468)
Net decrease in net assets	$ (1,447,075)	$(16,487,286)
Net Assets
At beginning of period	$ 52,086,505	$ 68,573,791
At end of period	$50,639,430	$ 52,086,505
11
See Notes to Financial Statements.

Eaton Vance
Special Equities Fund
June 30, 2023
Financial Highlights

	Class A
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 22.040	$ 27.860	$ 26.630	$ 24.300	$ 19.820	$ 22.700
Income (Loss) From Operations
Net investment loss(1)	$ (0.023)	$ (0.034)	$ (0.086)	$ (0.026)	$ (0.034)	$ (0.036)
Net realized and unrealized gain (loss)	2.003	(4.697)	5.017	3.086	5.586	(0.982)
Total income (loss) from operations	$ 1.980	$ (4.731)	$ 4.931	$ 3.060	$ 5.552	$ (1.018)
Less Distributions
From net realized gain	$ —	$ (1.089)	$ (3.701)	$ (0.730)	$ (1.072)	$ (1.862)
Total distributions	$ —	$ (1.089)	$ (3.701)	$ (0.730)	$ (1.072)	$ (1.862)
Net asset value — End of period	$24.020	$22.040	$27.860	$26.630	$24.300	$19.820
Total Return(2)	8.98% (3)(4)	(17.09)% (4)	18.87%	12.81% (4)	28.12% (4)	(4.95)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 27,863	$ 26,123	$ 35,483	$ 33,253	$ 32,825	$ 28,419
Ratios (as a percentage of average daily net assets):
Expenses	1.20% (4)(5)(6)	1.20% (4)(6)	1.18%	1.20% (4)	1.29% (4)	1.35% (4)
Net investment loss	(0.20)% (5)	(0.14)%	(0.29)%	(0.12)%	(0.14)%	(0.15)%
Portfolio Turnover	18% (3)	40%	58%	41%	39%	41%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The administrator reimbursed certain operating expenses (equal to 0.05%, 0.05%, 0.13%, 0.02% and 0.02% of average daily net assets for the six months ended June 30, 2023 and the years ended December 31, 2022, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
12
See Notes to Financial Statements.

Eaton Vance
Special Equities Fund
June 30, 2023
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 17.830	$ 22.960	$ 22.670	$ 20.940	$ 17.330	$ 20.230
Income (Loss) From Operations
Net investment loss(1)	$ (0.091)	$ (0.190)	$ (0.259)	$ (0.169)	$ (0.191)	$ (0.195)
Net realized and unrealized gain (loss)	1.621	(3.851)	4.250	2.629	4.873	(0.843)
Total income (loss) from operations	$ 1.530	$ (4.041)	$ 3.991	$ 2.460	$ 4.682	$ (1.038)
Less Distributions
From net realized gain	$ —	$ (1.089)	$ (3.701)	$ (0.730)	$ (1.072)	$ (1.862)
Total distributions	$ —	$ (1.089)	$ (3.701)	$ (0.730)	$ (1.072)	$ (1.862)
Net asset value — End of period	$19.360	$17.830	$22.960	$22.670	$20.940	$17.330
Total Return(2)	8.58% (3)(4)	(17.73)% (4)	18.02%	12.00% (4)	27.14% (4)	(5.66)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 119	$ 206	$ 594	$ 643	$ 957	$ 1,461
Ratios (as a percentage of average daily net assets):
Expenses	1.95% (4)(5)(6)	1.95% (4)(6)	1.93%	1.95% (4)	2.04% (4)	2.10% (4)
Net investment loss	(0.98)% (5)	(0.95)%	(1.05)%	(0.88)%	(0.94)%	(0.93)%
Portfolio Turnover	18% (3)	40%	58%	41%	39%	41%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The administrator reimbursed certain operating expenses (equal to 0.05%, 0.05%, 0.13%, 0.02% and 0.02% of average daily net assets for the six months ended June 30, 2023 and the years ended December 31, 2022, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
13
See Notes to Financial Statements.

Eaton Vance
Special Equities Fund
June 30, 2023
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 22.970	$ 28.920	$ 27.450	$ 25.010	$ 20.330	$ 23.170
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.005	$ 0.029	$ (0.004)	$ 0.029	$ 0.032	$ 0.028
Net realized and unrealized gain (loss)	2.095	(4.890)	5.175	3.193	5.720	(1.006)
Total income (loss) from operations	$ 2.100	$ (4.861)	$ 5.171	$ 3.222	$ 5.752	$ (0.978)
Less Distributions
From net investment income	$ —	$ —	$ —	$ (0.052)	$ —	$ —
From net realized gain	—	(1.089)	(3.701)	(0.730)	(1.072)	(1.862)
Total distributions	$ —	$ (1.089)	$ (3.701)	$ (0.782)	$ (1.072)	$ (1.862)
Net asset value — End of period	$25.070	$22.970	$28.920	$27.450	$25.010	$20.330
Total Return(2)	9.14% (3)(4)	(16.91)% (4)	19.19%	13.10% (4)	28.40% (4)	(4.67)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 22,657	$ 25,757	$ 32,497	$ 17,063	$ 17,357	$ 11,158
Ratios (as a percentage of average daily net assets):
Expenses	0.95% (4)(5)(6)	0.95% (4)(6)	0.93%	0.95% (4)	1.03% (4)	1.10% (4)
Net investment income (loss)	0.04% (5)	0.11%	(0.01)%	0.13%	0.13%	0.12%
Portfolio Turnover	18% (3)	40%	58%	41%	39%	41%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The administrator reimbursed certain operating expenses (equal to 0.05%, 0.05%, 0.13%, 0.02% and 0.02% of average daily net assets for the six months ended June 30, 2023 and the years ended December 31, 2022, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
14
See Notes to Financial Statements.

Eaton Vance
Special Equities Fund
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Special Equities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide growth of capital. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally
15

Eaton Vance
Special Equities Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2022, the Fund had a net capital loss of $235,109 attributable to security transactions incurred after October 31, 2022 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2023.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 41,193,497
Gross unrealized appreciation	$ 10,710,871
Gross unrealized depreciation	(1,283,566)
Net unrealized appreciation	$ 9,427,305
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2023, the Fund’s investment adviser fee amounted to $160,483. Eaton Vance Management (EVM), an affiliate of BMR, and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment adviser fee paid was reduced by $533 relating to the Fund’s investment in the Liquidity Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.20%, 1.95% and 0.95% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2024. Pursuant to this agreement, EVM was allocated $14,019 of the Fund’s operating expenses for the six months ended June 30, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, EVM earned $13,209 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $222 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
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Eaton Vance
Special Equities Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2023 amounted to $33,892 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2023, the Fund paid or accrued to EVD $595 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2023 amounted to $198 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2023, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $9,319,346 and $14,409,793, respectively, for the six months ended June 30, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	6,405	$ 150,137	16,616	$ 393,364
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	47,151	1,067,968
Redemptions	(31,841)	(736,551)	(151,768)	(3,590,216)
Net decrease	(25,436)	$ (586,414)	(88,001)	$(2,128,884)
17

Eaton Vance
Special Equities Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class C
Issued to shareholders electing to receive payments of distributions in Fund shares	—	$ —	737	$ 13,505
Redemptions	(5,415)	(102,948)	(15,014)	(287,099)
Net decrease	(5,415)	$ (102,948)	(14,277)	$ (273,594)
Class I
Sales	25,564	$ 611,909	271,453	$ 6,896,016
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	47,760	1,127,127
Redemptions	(243,006)	(5,743,065)	(321,733)	(8,345,133)
Net decrease	(217,442)	$(5,131,156)	(2,520)	$ (321,990)
At June 30, 2023, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 36.7% of the value of the outstanding shares of the Fund.
8  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2023.
9  Affiliated Investments
At June 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $222,209, which represents 0.5% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$997,723	$5,705,334	$(6,480,848)	$ —	$ —	$222,209	$14,639	222,209
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
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Eaton Vance
Special Equities Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 50,398,593*	$ —	$ —	$ 50,398,593
Short-Term Investments	222,209	—	—	222,209
Total Investments	$ 50,620,802	$ —	$ —	$50,620,802
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
11  Plan of Reorganization
At a joint special meeting of shareholders held on April 27, 2023, shareholders of the Fund approved the reorganization of the Fund into the Calvert Small/Mid-Cap Fund, a newly created series of Calvert Management Series, pursuant to an Agreement and Plan of Reorganization. The reorganization is expected to occur on or around September 15, 2023, or such other date as the parties to the Agreement and Plan of Reorganization may agree.
19

Eaton Vance
Special Equities Fund
June 30, 2023
Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Special Equities Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on April 27, 2023 for the following purpose: To consider and act upon a proposal to approve an Agreement and Plan of Reorganization, pursuant to which the Fund will transfer all of its assets to Calvert Small/Mid-Cap Fund in exchange for shares of Calvert Small/Mid-Cap Fund and the assumption by Calvert Small/Mid-Cap Fund of all of the liabilities of the Fund. The shareholder meeting results are as follows:

	Number of Shares
For	Against	Abstain
1,268,765	4,213	37,512
20

Eaton Vance
Special Equities Fund
June 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee.  Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”).  (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser.  Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
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Eaton Vance
Special Equities Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement.  In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Special Equities Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
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Eaton Vance
Special Equities Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period and lower than the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
 Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisoryand related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
23

Eaton Vance
Special Equities Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board did not find that, in light of the level of the Adviser’s 2022 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is warranted at this time.
24

Eaton Vance
Special Equities Fund
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
25

Eaton Vance
Special Equities Fund
June 30, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
26

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
27

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
29

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7701    6.30.23

Eaton Vance
Dividend Builder Fund
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2023
Eaton Vance
Dividend Builder Fund

Eaton Vance
Dividend Builder Fund
June 30, 2023
Performance

Portfolio Manager(s) Charles B. Gaffney
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/18/1981	12/18/1981	3.50%	8.23%	9.89%	10.59%
Class A with 5.25% Maximum Sales Charge	—	—	(1.96)	2.56	8.71	10.00
Class C at NAV	11/01/1993	12/18/1981	3.00	7.33	9.05	9.93
Class C with 1% Maximum Deferred Sales Charge	—	—	2.00	6.49	9.05	9.93
Class I at NAV	06/20/2005	12/18/1981	3.63	8.51	10.16	10.87

S&P 500® Index	—	—	16.89%	19.59%	12.30%	12.86%
NASDAQ US Broad Dividend Achievers™ Index	—	—	5.94	13.53	11.11	10.68
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.00%	1.75%	0.75%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Dividend Builder Fund
June 30, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
PepsiCo, Inc.	3.5%
Microsoft Corp.	3.4
Comcast Corp., Class A	3.3
Broadcom, Inc.	3.2
Automatic Data Processing, Inc.	3.0
JPMorgan Chase & Co.	2.7
AbbVie, Inc.	2.6
EOG Resources, Inc.	2.6
Coca-Cola Co. (The)	2.6
Chevron Corp.	2.5
Total	29.4%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Dividend Builder Fund
June 30, 2023
Endnotes and Additional Disclosures

[1]	S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. NASDAQ US Broad Dividend Achievers™ Index is an unmanaged index of U.S. stocks with at least ten consecutive years of increasing annual regular dividends. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Dividend Builder Fund
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,035.00	$5.10	1.01%
Class C	$1,000.00	$1,030.00	$8.86	1.76%
Class I	$1,000.00	$1,036.30	$3.84	0.76%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.79	$5.06	1.01%
Class C	$1,000.00	$1,016.07	$8.80	1.76%
Class I	$1,000.00	$1,021.03	$3.81	0.76%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022.
5

Eaton Vance
Dividend Builder Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value
Aerospace & Defense — 2.1%
L3Harris Technologies, Inc.	92,100	$ 18,030,417
		$ 18,030,417
Banks — 5.7%
JPMorgan Chase & Co.	157,500	$ 22,906,800
PNC Financial Services Group, Inc. (The)	69,600	8,766,120
Truist Financial Corp.	541,400	16,431,490
		$ 48,104,410
Beverages — 6.1%
Coca-Cola Co. (The)	363,600	$ 21,895,992
PepsiCo, Inc.	162,100	30,024,162
		$ 51,920,154
Biotechnology — 6.5%
AbbVie, Inc.	163,300	$ 22,001,409
Amgen, Inc.	68,600	15,230,572
Gilead Sciences, Inc.	231,700	17,857,119
		$ 55,089,100
Capital Markets — 6.5%
BlackRock, Inc.	23,000	$ 15,896,220
CME Group, Inc.	69,600	12,896,184
Intercontinental Exchange, Inc.	116,600	13,185,128
S&P Global, Inc.	33,400	13,389,726
		$ 55,367,258
Chemicals — 0.9%
FMC Corp.	71,500	$ 7,460,310
		$ 7,460,310
Commercial Services & Supplies — 2.1%
Waste Management, Inc.	103,500	$ 17,948,970
		$ 17,948,970
Communications Equipment — 1.1%
Cisco Systems, Inc.	187,700	$ 9,711,598
		$ 9,711,598
Security	Shares	Value
Containers & Packaging — 1.7%
Packaging Corp. of America	112,300	$ 14,841,568
		$ 14,841,568
Diversified Telecommunication Services — 2.0%
TELUS Corp.(1)	439,400	$ 8,550,845
Verizon Communications, Inc.	232,100	8,631,799
		$ 17,182,644
Electric Utilities — 1.7%
Xcel Energy, Inc.	233,400	$ 14,510,478
		$ 14,510,478
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	52,200	$ 9,578,700
		$ 9,578,700
Ground Transportation — 1.9%
Union Pacific Corp.	78,800	$ 16,124,056
		$ 16,124,056
Health Care Equipment & Supplies — 2.0%
Medtronic PLC	191,700	$ 16,888,770
		$ 16,888,770
Hotels, Restaurants & Leisure — 2.0%
Domino's Pizza, Inc.	25,100	$ 8,458,449
Starbucks Corp.	85,500	8,469,630
		$ 16,928,079
Household Products — 2.0%
Procter & Gamble Co. (The)	113,100	$ 17,161,794
		$ 17,161,794
Insurance — 4.0%
Allstate Corp. (The)	155,800	$ 16,988,432
American Financial Group, Inc.	140,400	16,672,500
		$ 33,660,932
IT Services — 2.9%
Accenture PLC, Class A	36,300	$ 11,201,454
Amdocs, Ltd.	135,100	13,354,635
		$ 24,556,089

6

Eaton Vance
Dividend Builder Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 1.7%
Danaher Corp.	59,400	$ 14,256,000
		$ 14,256,000
Machinery — 2.4%
Illinois Tool Works, Inc.	41,700	$ 10,431,672
Parker-Hannifin Corp.	26,700	10,414,068
		$ 20,845,740
Media — 4.3%
Comcast Corp., Class A	664,800	$ 27,622,440
Interpublic Group of Cos., Inc. (The)	224,500	8,661,210
		$ 36,283,650
Multi-Utilities — 1.9%
Sempra Energy	111,500	$ 16,233,285
		$ 16,233,285
Oil, Gas & Consumable Fuels — 5.1%
Chevron Corp.	135,500	$ 21,320,925
EOG Resources, Inc.	191,400	21,903,816
		$ 43,224,741
Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	295,500	$ 18,897,225
Eli Lilly & Co.	19,200	9,004,416
Pfizer, Inc.	437,700	16,054,836
		$ 43,956,477
Professional Services — 6.3%
Automatic Data Processing, Inc.	116,200	$ 25,539,598
Booz Allen Hamilton Holding Corp.	131,200	14,641,920
Broadridge Financial Solutions, Inc.	81,600	13,515,408
		$ 53,696,926
Semiconductors & Semiconductor Equipment — 9.8%
Analog Devices, Inc.	86,900	$ 16,928,989
Broadcom, Inc.	31,100	26,977,073
KLA Corp.	25,500	12,368,010
Lam Research Corp.	19,000	12,214,340
Texas Instruments, Inc.	80,500	14,491,610
		$ 82,980,022
Software — 3.4%
Microsoft Corp.	86,167	$ 29,343,310
		$ 29,343,310
Security	Shares	Value
Specialized REITs — 2.1%
Lamar Advertising Co., Class A	180,100	$ 17,874,925
		$ 17,874,925
Specialty Retail — 2.3%
Home Depot, Inc. (The)	61,900	$ 19,228,616
		$ 19,228,616
Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	107,900	$ 11,908,923
		$ 11,908,923
Wireless Telecommunication Services — 1.2%
T-Mobile US, Inc.(2)	74,200	$ 10,306,380
		$ 10,306,380
Total Common Stocks (identified cost $723,122,382)		$845,204,322

Short-Term Investments — 0.6%
Affiliated Fund — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(3)	5,250,307	$ 5,250,307
Total Affiliated Fund (identified cost $5,250,307)		$ 5,250,307

Securities Lending Collateral — 0.0%(4)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(5)	142	$ 142
Total Securities Lending Collateral (identified cost $142)		$ 142
Total Short-Term Investments (identified cost $5,250,449)		$ 5,250,449
Total Investments — 100.0% (identified cost $728,372,831)		$850,454,771
Other Assets, Less Liabilities — 0.0%(4)		$ 221,719
Net Assets — 100.0%		$850,676,490

7

Eaton Vance
Dividend Builder Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $136.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(4)	Amount is less than 0.05%.
(5)	Represents investment of cash collateral received in connection with securities lending.
Abbreviations:
REITs	– Real Estate Investment Trusts
8

Eaton Vance
Dividend Builder Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Unaffiliated investments, at value (identified cost $723,122,524) — including $136 of securities on loan	$ 845,204,464
Affiliated investments, at value (identified cost $5,250,307)	5,250,307
Dividends receivable	1,354,900
Dividends receivable from affiliated investments	12,460
Receivable for Fund shares sold	440,306
Tax reclaims receivable	13,200
Total assets	$852,275,637
Liabilities
Collateral for securities loaned	$ 142
Payable for Fund shares redeemed	617,899
Payable to affiliates:
Investment adviser fee	441,342
Distribution and service fees	144,585
Trustees' fees	14,745
Accrued expenses	380,434
Total liabilities	$ 1,599,147
Net Assets	$850,676,490
Sources of Net Assets
Paid-in capital	$ 720,580,017
Distributable earnings	130,096,473
Net Assets	$850,676,490
Class A Shares
Net Assets	$ 642,756,715
Shares Outstanding	45,246,628
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.21
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 15.00
Class C Shares
Net Assets	$ 17,099,011
Shares Outstanding	1,191,990
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 14.34
Class I Shares
Net Assets	$ 190,820,764
Shares Outstanding	13,449,285
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.19
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $16,925)	$ 10,501,760
Dividend income from affiliated investments	156,661
Securities lending income, net	5,966
Total investment income	$10,664,387
Expenses
Investment adviser fee	$ 2,694,956
Distribution and service fees:
Class A	795,692
Class C	92,456
Trustees’ fees and expenses	26,985
Custodian fee	105,090
Transfer and dividend disbursing agent fees	262,714
Legal and accounting services	35,920
Printing and postage	31,614
Registration fees	30,126
Miscellaneous	8,059
Total expenses	$ 4,083,612
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 4,709
Total expense reductions	$ 4,709
Net expenses	$ 4,078,903
Net investment income	$ 6,585,484
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 8,099,557
Foreign currency transactions	166
Net realized gain	$ 8,099,723
Change in unrealized appreciation (depreciation):
Investments	$ 14,435,005
Foreign currency	819
Net change in unrealized appreciation (depreciation)	$14,435,824
Net realized and unrealized gain	$22,535,547
Net increase in net assets from operations	$29,121,031
10
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 6,585,484	$ 18,106,581
Net realized gain	8,099,723	112,559,285
Net change in unrealized appreciation (depreciation)	14,435,824	(236,139,140)
Net increase (decrease) in net assets from operations	$ 29,121,031	$ (105,473,274)
Distributions to shareholders:
Class A	$ (5,126,557)	$ (161,625,433)
Class C	(79,006)	(4,754,696)
Class I	(1,737,613)	(53,531,303)
Total distributions to shareholders	$ (6,943,176)	$ (219,911,432)
Transactions in shares of beneficial interest:
Class A	$ (29,170,973)	$ 75,078,618
Class C	(3,567,318)	518,131
Class I	(23,358,651)	46,125,117
Net increase (decrease) in net assets from Fund share transactions	$ (56,096,942)	$ 121,721,866
Net decrease in net assets	$ (33,919,087)	$ (203,662,840)
Net Assets
At beginning of period	$ 884,595,577	$1,088,258,417
At end of period	$850,676,490	$ 884,595,577
11
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2023
Financial Highlights

	Class A
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.840	$ 19.850	$ 17.030	$ 15.610	$ 12.510	$ 14.550
Income (Loss) From Operations
Net investment income(1)	$ 0.104	$ 0.326	$ 0.355	$ 0.276	$ 0.227	$ 0.242
Net realized and unrealized gain (loss)	0.376	(2.219)	3.744	1.590	3.607	(0.942)
Total income (loss) from operations	$ 0.480	$ (1.893)	$ 4.099	$ 1.866	$ 3.834	$ (0.700)
Less Distributions
From net investment income	$ (0.110)	$ (0.335)	$ (0.344)	$ (0.264)	$ (0.264)	$ (0.264)
From net realized gain	—	(3.782)	(0.935)	(0.182)	(0.470)	(1.076)
Total distributions	$ (0.110)	$ (4.117)	$ (1.279)	$ (0.446)	$ (0.734)	$ (1.340)
Net asset value — End of period	$ 14.210	$ 13.840	$ 19.850	$ 17.030	$ 15.610	$ 12.510
Total Return(2)	3.50% (3)	(9.75)%	24.42%	12.32%	31.09%	(5.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$642,757	$655,476	$821,560	$725,569	$706,043	$558,487
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.01% (5)(6)	1.00% (5)	0.99%	1.01%	1.01%	1.02%
Net investment income	1.52% (6)	1.85%	1.89%	1.83%	1.57%	1.66%
Portfolio Turnover of the Portfolio(7)	—	—	—	—	—	37% (3)
Portfolio Turnover of the Fund	36% (3)	57%	74%	81%	55%	41% (3)(8)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(6)	Annualized.
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from June 11, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Dividend Builder Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to June 11, 2018.
12
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2023
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.980	$ 19.990	$ 17.150	$ 15.710	$ 12.580	$ 14.620
Income (Loss) From Operations
Net investment income(1)	$ 0.054	$ 0.196	$ 0.218	$ 0.166	$ 0.115	$ 0.133
Net realized and unrealized gain (loss)	0.364	(2.226)	3.758	1.602	3.636	(0.945)
Total income (loss) from operations	$ 0.418	$ (2.030)	$ 3.976	$ 1.768	$ 3.751	$ (0.812)
Less Distributions
From net investment income	$ (0.058)	$ (0.198)	$ (0.201)	$ (0.146)	$ (0.151)	$ (0.152)
From net realized gain	—	(3.782)	(0.935)	(0.182)	(0.470)	(1.076)
Total distributions	$ (0.058)	$ (3.980)	$ (1.136)	$ (0.328)	$ (0.621)	$ (1.228)
Net asset value — End of period	$14.340	$13.980	$19.990	$17.150	$15.710	$ 12.580
Total Return(2)	3.00% (3)	(10.37)%	23.43%	11.51%	30.13%	(6.09)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 17,099	$ 20,214	$ 27,405	$ 29,195	$ 56,585	$107,495
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.76% (5)(6)	1.75% (5)	1.74%	1.76%	1.77%	1.77%
Net investment income	0.78% (6)	1.10%	1.15%	1.10%	0.80%	0.91%
Portfolio Turnover of the Portfolio(7)	—	—	—	—	—	37% (3)
Portfolio Turnover of the Fund	36% (3)	57%	74%	81%	55%	41% (3)(8)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(6)	Annualized.
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from June 11, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Dividend Builder Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to June 11, 2018.
13
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2023
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.820	$ 19.830	$ 17.020	$ 15.600	$ 12.500	$ 14.530
Income (Loss) From Operations
Net investment income(1)	$ 0.122	$ 0.371	$ 0.402	$ 0.313	$ 0.262	$ 0.279
Net realized and unrealized gain (loss)	0.375	(2.219)	3.733	1.591	3.608	(0.932)
Total income (loss) from operations	$ 0.497	$ (1.848)	$ 4.135	$ 1.904	$ 3.870	$ (0.653)
Less Distributions
From net investment income	$ (0.127)	$ (0.380)	$ (0.390)	$ (0.302)	$ (0.300)	$ (0.301)
From net realized gain	—	(3.782)	(0.935)	(0.182)	(0.470)	(1.076)
Total distributions	$ (0.127)	$ (4.162)	$ (1.325)	$ (0.484)	$ (0.770)	$ (1.377)
Net asset value — End of period	$ 14.190	$ 13.820	$ 19.830	$ 17.020	$ 15.600	$ 12.500
Total Return(2)	3.63% (3)	(9.54)%	24.68%	12.61%	31.44%	(5.10)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$190,821	$208,906	$239,294	$196,896	$184,050	$146,070
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.76% (5)(6)	0.75% (5)	0.74%	0.76%	0.76%	0.77%
Net investment income	1.78% (6)	2.11%	2.14%	2.08%	1.82%	1.92%
Portfolio Turnover of the Portfolio(7)	—	—	—	—	—	37% (3)
Portfolio Turnover of the Fund	36% (3)	57%	74%	81%	55%	41% (3)(8)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(6)	Annualized.
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from June 11, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Dividend Builder Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to June 11, 2018.
14
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
15

Eaton Vance
Dividend Builder Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

As of June 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 729,689,307
Gross unrealized appreciation	$ 135,024,133
Gross unrealized depreciation	(14,258,669)
Net unrealized appreciation	$ 120,765,464
16

Eaton Vance
Dividend Builder Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly.
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6500%
$500 million but less than $1 billion	0.6250%
$1 billion but less than $1.5 billion	0.6000%
$1.5 billion but less than $2 billion	0.5500%
$2 billion but less than $3 billion	0.5000%
$3 billion and over	0.4375%
For the six months ended June 30, 2023, the investment adviser fee amounted to $2,694,956 or 0.64% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment adviser fee paid was reduced by $4,709 relating to the Fund’s investment in the Liquidity Fund.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, EVM earned $49,604 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9,561 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares of $1,230. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2023 amounted to $795,692 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2023, the Fund paid or accrued to EVD $69,342 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2023 amounted to $23,114 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
17

Eaton Vance
Dividend Builder Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2023, the Fund was informed that EVD received approximately $6,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $302,154,755 and $355,752,389, respectively, for the six months ended June 30, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	590,371	$ 8,202,937	2,115,760	$ 33,764,541
Issued to shareholders electing to receive payments of distributions in Fund shares	317,556	4,379,891	9,718,130	137,755,540
Redemptions	(3,019,087)	(41,753,801)	(5,873,470)	(96,441,463)
Net increase (decrease)	(2,111,160)	$(29,170,973)	5,960,420	$ 75,078,618
Class C
Sales	48,475	$ 674,605	213,067	$ 3,783,386
Issued to shareholders electing to receive payments of distributions in Fund shares	5,461	76,008	322,190	4,584,231
Redemptions	(308,385)	(4,317,931)	(459,681)	(7,849,486)
Net increase (decrease)	(254,449)	$ (3,567,318)	75,576	$ 518,131
Class I
Sales	1,065,091	$ 14,725,726	3,272,366	$ 57,567,777
Issued to shareholders electing to receive payments of distributions in Fund shares	117,738	1,621,664	3,554,690	50,349,667
Redemptions	(2,844,635)	(39,706,041)	(3,784,212)	(61,792,327)
Net increase (decrease)	(1,661,806)	$(23,358,651)	3,042,844	$ 46,125,117
18

Eaton Vance
Dividend Builder Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2023.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At June 30, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $136 and $142, respectively. Collateral received was comprised of cash. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$142	$ —	$ —	$ —	$142
The carrying amount of the liability for collateral for securities loaned at June 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at June 30, 2023.
10  Affiliated Investments
At June 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,250,307, which represents 0.6% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$7,959,717	$65,258,817	$(67,968,227)	$ —	$ —	$5,250,307	$156,661	5,250,307
19

Eaton Vance
Dividend Builder Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 845,204,322*	$ —	$ —	$ 845,204,322
Short-Term Investments:
Affiliated Fund	5,250,307	—	—	5,250,307
Securities Lending Collateral	142	—	—	142
Total Investments	$ 850,454,771	$ —	$ —	$850,454,771
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
20

Eaton Vance
Dividend Builder Fund
June 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser.  Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
21

Eaton Vance
Dividend Builder Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Dividend Builder Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
22

Eaton Vance
Dividend Builder Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisoryand related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
23

Eaton Vance
Dividend Builder Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases.  Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
24

Eaton Vance
Dividend Builder Fund
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
25

Eaton Vance
Dividend Builder Fund
June 30, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
26

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
27

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
29

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7697    6.30.23

Eaton Vance
Growth Fund
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2023
Eaton Vance
Growth Fund

Eaton Vance
Growth Fund
June 30, 2023
Performance

Portfolio Manager(s) Douglas R. Rogers, CFA, CMT
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/09/2002	09/09/2002	25.68%	24.91%	11.47%	13.72%
Class A with 5.25% Maximum Sales Charge	—	—	19.10	18.36	10.28	13.11
Class C at NAV	09/09/2002	09/09/2002	25.23	23.98	10.64	13.04
Class C with 1% Maximum Deferred Sales Charge	—	—	24.23	22.98	10.64	13.04
Class I at NAV	05/03/2007	09/09/2002	25.87	25.22	11.75	14.01
Class R at NAV	08/03/2009	09/09/2002	25.58	24.58	11.19	13.44

Russell 1000® Growth Index	—	—	29.02%	27.11%	15.13%	15.74%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R
Gross	1.08%	1.83%	0.83%	1.33%
Net	1.05	1.80	0.80	1.30
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Growth Fund
June 30, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Microsoft Corp.	10.0%
Apple, Inc.	8.7
Amazon.com, Inc.	7.2
Alphabet, Inc., Class A	5.5
NVIDIA Corp.	5.1
Adobe, Inc.	3.5
Visa, Inc., Class A	3.3
Intuit, Inc.	2.4
TJX Cos., Inc. (The)	2.2
Lam Research Corp.	2.2
Total	50.1%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Growth Fund
June 30, 2023
Endnotes and Additional Disclosures

[1]	Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Growth Fund
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,256.80	$ 5.88**	1.05%
Class C	$1,000.00	$1,252.30	$10.05**	1.80%
Class I	$1,000.00	$1,258.70	$ 4.48**	0.80%
Class R	$1,000.00	$1,255.80	$ 7.27**	1.30%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.59	$ 5.26**	1.05%
Class C	$1,000.00	$1,015.87	$ 9.00**	1.80%
Class I	$1,000.00	$1,020.83	$ 4.01**	0.80%
Class R	$1,000.00	$1,018.35	$ 6.51**	1.30%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
5

Eaton Vance
Growth Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.6%
Security	Shares	Value
Aerospace & Defense — 0.9%
HEICO Corp.	16,640	$ 2,944,282
		$ 2,944,282
Automobile Components — 0.9%
Aptiv PLC(1)	30,987	$ 3,163,463
		$ 3,163,463
Automobiles — 1.0%
Tesla, Inc.(1)	13,507	$ 3,535,727
		$ 3,535,727
Beverages — 1.5%
Coca-Cola Co. (The)	84,561	$ 5,092,263
		$ 5,092,263
Biotechnology — 0.5%
Vertex Pharmaceuticals, Inc.(1)	4,750	$ 1,671,573
		$ 1,671,573
Broadline Retail — 7.2%
Amazon.com, Inc.(1)	185,795	$ 24,220,236
		$ 24,220,236
Building Products — 0.8%
Trane Technologies PLC	14,832	$ 2,836,768
		$ 2,836,768
Capital Markets — 3.1%
Intercontinental Exchange, Inc.	33,055	$ 3,737,859
S&P Global, Inc.	9,823	3,937,943
Tradeweb Markets, Inc., Class A	39,325	2,692,976
		$ 10,368,778
Commercial Services & Supplies — 2.2%
Copart, Inc.(1)	37,307	$ 3,402,771
Waste Connections, Inc.	27,434	3,921,142
		$ 7,323,913
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp.	9,570	$ 5,152,297
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc.	16,105	$ 2,531,384
		$ 7,683,681
Electrical Equipment — 1.5%
AMETEK, Inc.	30,405	$ 4,921,961
		$ 4,921,961
Entertainment — 1.5%
Netflix, Inc.(1)	11,924	$ 5,252,403
		$ 5,252,403
Financial Services — 4.0%
Shift4 Payments, Inc., Class A(1)(2)	33,638	$ 2,284,356
Visa, Inc., Class A	46,764	11,105,515
		$ 13,389,871
Food Products — 1.1%
Mondelez International, Inc., Class A	51,603	$ 3,763,923
		$ 3,763,923
Ground Transportation — 0.9%
Uber Technologies, Inc.(1)	68,729	$ 2,967,031
		$ 2,967,031
Health Care Equipment & Supplies — 4.1%
Boston Scientific Corp.(1)	31,052	$ 1,679,603
Edwards Lifesciences Corp.(1)	18,385	1,734,257
Inspire Medical Systems, Inc.(1)	5,331	1,730,656
Intuitive Surgical, Inc.(1)	20,712	7,082,261
Stryker Corp.	5,591	1,705,758
		$ 13,932,535
Health Care Providers & Services — 1.8%
UnitedHealth Group, Inc.	12,376	$ 5,948,401
		$ 5,948,401
Hotels, Restaurants & Leisure — 1.2%
Starbucks Corp.	42,524	$ 4,212,427
		$ 4,212,427
Interactive Media & Services — 9.6%
Alphabet, Inc., Class A(1)	154,575	$ 18,502,627
Alphabet, Inc., Class C(1)	60,430	7,310,217
Meta Platforms, Inc., Class A(1)	23,205	6,659,371
		$ 32,472,215

6
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 1.5%
Accenture PLC, Class A	16,671	$ 5,144,337
		$ 5,144,337
Life Sciences Tools & Services — 1.2%
Danaher Corp.	6,624	$ 1,589,760
Illumina, Inc.(1)	14,055	2,635,172
		$ 4,224,932
Pharmaceuticals — 2.2%
Eli Lilly & Co.	15,658	$ 7,343,289
		$ 7,343,289
Professional Services — 2.3%
Paycom Software, Inc.	11,019	$ 3,539,744
TransUnion	54,382	4,259,742
		$ 7,799,486
Real Estate Management & Development — 1.1%
FirstService Corp.	23,846	$ 3,674,430
		$ 3,674,430
Semiconductors & Semiconductor Equipment — 10.9%
Analog Devices, Inc.	34,638	$ 6,747,829
Lam Research Corp.	11,504	7,395,461
NVIDIA Corp.	41,142	17,403,889
QUALCOMM, Inc.	43,719	5,204,310
		$ 36,751,489
Software — 21.1%
Adobe, Inc.(1)	24,169	$ 11,818,399
Autodesk, Inc.(1)	12,401	2,537,369
Fair Isaac Corp.(1)	2,142	1,733,328
Fortinet, Inc.(1)	46,696	3,529,751
Intuit, Inc.	17,482	8,010,078
Microsoft Corp.	99,067	33,736,276
NICE, Ltd. ADR(1)(2)	10,825	2,235,362
Salesforce, Inc.(1)	25,301	5,345,089
Zscaler, Inc.(1)	15,187	2,221,858
		$ 71,167,510
Specialty Retail — 3.2%
Home Depot, Inc. (The)	11,083	$ 3,442,823
TJX Cos., Inc. (The)	88,149	7,474,154
		$ 10,916,977
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 8.7%
Apple, Inc.	150,672	$ 29,225,848
		$ 29,225,848
Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc.(1)	4,201	$ 1,590,079
NIKE, Inc., Class B	25,398	2,803,177
		$ 4,393,256
Total Common Stocks (identified cost $163,521,684)		$336,343,005

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(3)	2,472,894	$ 2,472,894
Total Short-Term Investments (identified cost $2,472,894)		$ 2,472,894
Total Investments — 100.3% (identified cost $165,994,578)		$338,815,899
Other Assets, Less Liabilities — (0.3)%		$ (1,176,204)
Net Assets — 100.0%		$337,639,695
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $3,663,547.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
Abbreviations:
ADR	– American Depositary Receipt

7
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Unaffiliated investments, at value (identified cost $163,521,684) — including $3,663,547 of securities on loan	$ 336,343,005
Affiliated investments, at value (identified cost $2,472,894)	2,472,894
Cash	11,216
Dividends receivable	103,292
Dividends receivable from affiliated investments	4,211
Receivable for Fund shares sold	93,961
Securities lending income receivable	494
Tax reclaims receivable	31,006
Total assets	$339,060,079
Liabilities
Payable for Fund shares redeemed	$ 1,000,855
Payable to affiliates:
Investment adviser fee	176,882
Distribution and service fees	60,151
Trustees' fees	4,765
Other	6,937
Accrued expenses	170,794
Total liabilities	$ 1,420,384
Net Assets	$337,639,695
Sources of Net Assets
Paid-in capital	$ 134,026,366
Distributable earnings	203,613,329
Net Assets	$337,639,695
Class A Shares
Net Assets	$ 259,790,021
Shares Outstanding	7,829,211
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 33.18
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 35.02
Class C Shares
Net Assets	$ 8,719,062
Shares Outstanding	353,442
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 24.67
Class I Shares
Net Assets	$ 66,555,797
Shares Outstanding	1,897,303
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 35.08
8
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited)  — continued

June 30, 2023
Class R Shares
Net Assets	$2,574,815
Shares Outstanding	81,559
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 31.57
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $3,733)	$ 1,329,169
Dividend income from affiliated investments	25,324
Securities lending income, net	3,312
Total investment income	$ 1,357,805
Expenses
Investment adviser fee	$ 990,339
Distribution and service fees:
Class A	289,736
Class C	39,576
Class R	5,846
Trustees’ fees and expenses	8,311
Custodian fee	37,981
Transfer and dividend disbursing agent fees	145,216
Legal and accounting services	24,010
Printing and postage	8,954
Registration fees	30,430
Miscellaneous	12,419
Total expenses	$ 1,592,818
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 35,914
Total expense reductions	$ 35,914
Net expenses	$ 1,556,904
Net investment loss	$ (199,099)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 30,990,071
Foreign currency transactions	19
Net realized gain	$30,990,090
Change in unrealized appreciation (depreciation):
Investments	$ 40,042,113
Net change in unrealized appreciation (depreciation)	$40,042,113
Net realized and unrealized gain	$71,032,203
Net increase in net assets from operations	$70,833,104
10
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (199,099)	$ (161,685)
Net realized gain	30,990,090	9,887,890
Net change in unrealized appreciation (depreciation)	40,042,113	(139,450,037)
Net increase (decrease) in net assets from operations	$ 70,833,104	$(129,723,832)
Distributions to shareholders:
Class A	$ —	$ (11,782,056)
Class C	—	(552,977)
Class I	—	(3,054,347)
Class R	—	(120,830)
Total distributions to shareholders	$ —	$ (15,510,210)
Transactions in shares of beneficial interest:
Class A	$ (8,036,256)	$ (8,297,402)
Class C	(431,505)	(2,399,535)
Class I	(5,474,269)	(11,413,848)
Class R	(86,925)	98,948
Net decrease in net assets from Fund share transactions	$ (14,028,955)	$ (22,011,837)
Net increase (decrease) in net assets	$ 56,804,149	$(167,245,879)
Net Assets
At beginning of period	$ 280,835,546	$ 448,081,425
At end of period	$337,639,695	$ 280,835,546
11
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2023
Financial Highlights

	Class A
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 26.400	$ 39.590	$ 35.930	$ 28.130	$ 23.610	$ 26.650
Income (Loss) From Operations
Net investment loss(1)	$ (0.023)	$ (0.024)	$ (0.120)	$ (0.098)	$ (0.037)	$ (0.034)
Net realized and unrealized gain (loss)	6.803	(11.650)	7.140	10.409	7.095	0.301
Total income (loss) from operations	$ 6.780	$ (11.674)	$ 7.020	$ 10.311	$ 7.058	$ 0.267
Less Distributions
From net realized gain	$ —	$ (1.516)	$ (3.360)	$ (2.511)	$ (2.538)	$ (3.307)
Total distributions	$ —	$ (1.516)	$ (3.360)	$ (2.511)	$ (2.538)	$ (3.307)
Net asset value — End of period	$ 33.180	$ 26.400	$ 39.590	$ 35.930	$ 28.130	$ 23.610
Total Return(2)(3)	25.68% (4)	(29.63)%	19.62%	37.16%	30.38%	0.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$259,790	$213,878	$330,230	$299,834	$236,457	$190,017
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.05% (6)(7)	1.05% (7)	1.05%	1.05%	1.05%	1.05%
Net investment loss	(0.16)% (6)	(0.08)%	(0.30)%	(0.32)%	(0.14)%	(0.12)%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	—	20% (4)
Portfolio Turnover of the Fund	23% (4)	12%	21%	37%	40%	28% (4)(9)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator reimbursed certain operating expenses (equal to 0.02%, 0.03%, less than 0.005%, 0.04%, 0.04% and 0.04% of average daily net assets for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.
12
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2023
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 19.700	$ 30.290	$ 28.370	$ 22.790	$ 19.660	$ 22.870
Income (Loss) From Operations
Net investment loss(1)	$ (0.098)	$ (0.197)	$ (0.326)	$ (0.261)	$ (0.206)	$ (0.214)
Net realized and unrealized gain (loss)	5.068	(8.877)	5.606	8.352	5.874	0.311
Total income (loss) from operations	$ 4.970	$ (9.074)	$ 5.280	$ 8.091	$ 5.668	$ 0.097
Less Distributions
From net realized gain	$ —	$ (1.516)	$ (3.360)	$ (2.511)	$ (2.538)	$ (3.307)
Total distributions	$ —	$ (1.516)	$ (3.360)	$ (2.511)	$ (2.538)	$ (3.307)
Net asset value — End of period	$24.670	$19.700	$30.290	$28.370	$22.790	$19.660
Total Return(2)(3)	25.23% (4)	(30.15)%	18.70%	36.17%	29.35%	(0.43)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 8,719	$ 7,354	$ 14,409	$ 16,026	$ 17,501	$ 35,061
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.80% (6)(7)	1.80% (7)	1.80%	1.80%	1.80%	1.80%
Net investment loss	(0.91)% (6)	(0.83)%	(1.05)%	(1.06)%	(0.91)%	(0.87)%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	—	20% (4)
Portfolio Turnover of the Fund	23% (4)	12%	21%	37%	40%	28% (4)(9)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator reimbursed certain operating expenses (equal to 0.02%, 0.03%, less than 0.005%, 0.04%, 0.04% and 0.04% of average daily net assets for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.
13
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2023
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 27.870	$ 41.580	$ 37.500	$ 29.200	$ 24.380	$ 27.340
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.014	$ 0.055	$ (0.023)	$ (0.022)	$ 0.029	$ 0.040
Net realized and unrealized gain (loss)	7.196	(12.249)	7.463	10.833	7.329	0.307
Total income (loss) from operations	$ 7.210	$(12.194)	$ 7.440	$10.811	$ 7.358	$ 0.347
Less Distributions
From net realized gain	$ —	$ (1.516)	$ (3.360)	$ (2.511)	$ (2.538)	$ (3.307)
Total distributions	$ —	$ (1.516)	$ (3.360)	$ (2.511)	$ (2.538)	$ (3.307)
Net asset value — End of period	$35.080	$ 27.870	$ 41.580	$37.500	$29.200	$24.380
Total Return(2)(3)	25.87% (4)	(29.47)%	19.92%	37.51%	30.65%	0.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 66,556	$ 57,481	$100,423	$ 82,887	$ 65,646	$ 78,812
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	0.80% (6)(7)	0.80% (7)	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	0.09% (6)	0.17%	(0.05)%	(0.07)%	0.10%	0.14%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	—	20% (4)
Portfolio Turnover of the Fund	23% (4)	12%	21%	37%	40%	28% (4)(9)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The administrator reimbursed certain operating expenses (equal to 0.02%, 0.03%, less than 0.005%, 0.04%, 0.04% and 0.04% of average daily net assets for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.
14
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2023
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 25.140	$ 37.900	$ 34.610	$ 27.230	$ 22.980	$ 26.090
Income (Loss) From Operations
Net investment loss(1)	$ (0.057)	$ (0.096)	$ (0.214)	$ (0.166)	$ (0.105)	$ (0.104)
Net realized and unrealized gain (loss)	6.487	(11.148)	6.864	10.057	6.893	0.301
Total income (loss) from operations	$ 6.430	$(11.244)	$ 6.650	$ 9.891	$ 6.788	$ 0.197
Less Distributions
From net realized gain	$ —	$ (1.516)	$ (3.360)	$ (2.511)	$ (2.538)	$ (3.307)
Total distributions	$ —	$ (1.516)	$ (3.360)	$ (2.511)	$ (2.538)	$ (3.307)
Net asset value — End of period	$31.570	$ 25.140	$37.900	$34.610	$27.230	$22.980
Total Return(2)(3)	25.58% (4)	(29.82)%	19.29%	36.84%	30.03%	0.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,575	$ 2,123	$ 3,020	$ 2,501	$ 2,264	$ 3,030
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.30% (6)(7)	1.30% (7)	1.30%	1.30%	1.30%	1.30%
Net investment loss	(0.41)% (6)	(0.33)%	(0.56)%	(0.56)%	(0.39)%	(0.37)%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	—	20% (4)
Portfolio Turnover of the Fund	23% (4)	12%	21%	37%	40%	28% (4)(9)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The administrator reimbursed certain operating expenses (equal to 0.02%, 0.03%, less than 0.005%, 0.04%, 0.04% and 0.04% of average daily net assets for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.
15
See Notes to Financial Statements.

Eaton Vance
Growth Fund
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Growth Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
16

Eaton Vance
Growth Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$166,015,033
Gross unrealized appreciation	$ 175,441,158
Gross unrealized depreciation	(2,640,292)
Net unrealized appreciation	$172,800,866
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
For the six months ended June 30, 2023, the Fund’s investment adviser fee amounted to $990,339 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of
17

Eaton Vance
Growth Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment adviser fee paid was reduced by $886 relating to the Fund’s investment in the Liquidity Fund.
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2024. Pursuant to this agreement, EVM was allocated $35,028 of the Fund’s operating expenses for the six months ended June 30, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, EVM earned $41,404 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,960 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2023. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2023 amounted to $289,736 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2023, the Fund paid or accrued to EVD $29,682 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2023, the Fund paid or accrued to EVD $2,923 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2023 amounted to $9,894 and $2,923 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2023, the Fund was informed that EVD received approximately $300 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $69,385,401 and $85,071,179, respectively, for the six months ended June 30, 2023.
18

Eaton Vance
Growth Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	111,924	$ 3,307,066	251,076	$ 7,858,018
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	395,080	10,848,898
Redemptions	(385,449)	(11,343,322)	(885,326)	(27,004,318)
Net decrease	(273,525)	$ (8,036,256)	(239,170)	$ (8,297,402)
Class C
Sales	25,202	$ 551,150	40,187	$ 976,989
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	26,932	552,097
Redemptions	(45,112)	(982,655)	(169,430)	(3,928,621)
Net decrease	(19,910)	$ (431,505)	(102,311)	$ (2,399,535)
Class I
Sales	109,407	$ 3,364,005	191,924	$ 6,280,812
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	102,482	2,970,956
Redemptions	(274,531)	(8,838,274)	(647,294)	(20,665,616)
Net decrease	(165,124)	$ (5,474,269)	(352,888)	$(11,413,848)
Class R
Sales	4,005	$ 111,584	7,556	$ 220,345
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	4,443	116,241
Redemptions	(6,885)	(198,509)	(7,241)	(237,638)
Net increase (decrease)	(2,880)	$ (86,925)	4,758	$ 98,948
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2023.
19

Eaton Vance
Growth Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At June 30, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $3,663,547 and $3,712,116, respectively. Collateral received was comprised of U.S. government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
10  Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,472,894, which represents 0.7% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$344,907	$16,589,829	$(14,461,842)	$ —	$ —	$2,472,894	$25,324	2,472,894
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 336,343,005*	$ —	$ —	$ 336,343,005
Short-Term Investments	2,472,894	—	—	2,472,894
Total Investments	$ 338,815,899	$ —	$ —	$338,815,899
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
20

Eaton Vance
Growth Fund
June 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee.  Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser.  Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
21

Eaton Vance
Growth Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
22

Eaton Vance
Growth Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Growth Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”).  As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
23

Eaton Vance
Growth Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
24

Eaton Vance
Growth Fund
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
25

Eaton Vance
Growth Fund
June 30, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
26

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
27

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
29

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7729    6.30.23

Eaton Vance
Large-Cap Value Fund
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2023
Eaton Vance
Large-Cap Value Fund

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Performance

Portfolio Manager(s) Aaron S. Dunn, CFA and Bradley T. Galko, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/23/1931	09/23/1931	2.40%	9.80%	8.85%	9.18%
Class A with 5.25% Maximum Sales Charge	—	—	(2.96)	4.05	7.68	8.60
Class C at NAV	11/04/1994	09/23/1931	2.03	8.96	8.05	8.52
Class C with 1% Maximum Deferred Sales Charge	—	—	1.03	7.96	8.05	8.52
Class I at NAV	12/28/2004	09/23/1931	2.57	10.07	9.13	9.45
Class R at NAV	02/18/2004	09/23/1931	2.28	9.54	8.59	8.91
Class R6 at NAV	07/01/2014	09/23/1931	2.60	10.18	9.21	9.53

Russell 1000® Value Index	—	—	5.12%	11.54%	8.10%	9.21%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R	Class R6
	1.02%	1.78%	0.77%	1.27%	0.72%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Wells Fargo & Co.	3.5%
Constellation Brands, Inc., Class A	3.0
Chevron Corp.	3.0
American International Group, Inc.	3.0
Charles Schwab Corp. (The)	2.9
ConocoPhillips	2.8
NextEra Energy, Inc.	2.7
Hasbro, Inc.	2.5
Huntington Ingalls Industries, Inc.	2.5
Zoetis, Inc.	2.4
Total	28.3%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Endnotes and Additional Disclosures

[1]	Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,024.00	$5.17	1.03%
Class C	$1,000.00	$1,020.30	$8.92	1.78%
Class I	$1,000.00	$1,025.70	$3.92	0.78%
Class R	$1,000.00	$1,022.80	$6.42	1.28%
Class R6	$1,000.00	$1,026.00	$3.62	0.72%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.69	$5.16	1.03%
Class C	$1,000.00	$1,015.97	$8.90	1.78%
Class I	$1,000.00	$1,020.93	$3.91	0.78%
Class R	$1,000.00	$1,018.45	$6.41	1.28%
Class R6	$1,000.00	$1,021.22	$3.61	0.72%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022.
5

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value
Aerospace & Defense — 3.7%
Hexcel Corp.	242,399	$ 18,427,172
Huntington Ingalls Industries, Inc.	165,340	37,631,384
		$ 56,058,556
Banks — 4.9%
M&T Bank Corp.	172,404	$ 21,336,719
Wells Fargo & Co.	1,239,862	52,917,310
		$ 74,254,029
Beverages — 3.0%
Constellation Brands, Inc., Class A	187,679	$ 46,193,432
		$ 46,193,432
Biotechnology — 2.5%
AbbVie, Inc.	56,557	$ 7,619,925
Neurocrine Biosciences, Inc.(1)	203,348	19,175,716
Vertex Pharmaceuticals, Inc.(1)	34,799	12,246,116
		$ 39,041,757
Building Products — 2.3%
Johnson Controls International PLC	518,630	$ 35,339,448
		$ 35,339,448
Capital Markets — 3.7%
Charles Schwab Corp. (The)	771,667	$ 43,738,086
Interactive Brokers Group, Inc., Class A	158,417	13,159,700
		$ 56,897,786
Chemicals — 4.1%
FMC Corp.	141,585	$ 14,772,979
Linde PLC	93,681	35,699,955
Sherwin-Williams Co. (The)	44,550	11,828,916
		$ 62,301,850
Commercial Services & Supplies — 1.4%
Copart, Inc.(1)	230,261	$ 21,002,106
		$ 21,002,106
Consumer Staples Distribution & Retail — 3.7%
BJ's Wholesale Club Holdings, Inc.(1)	490,297	$ 30,893,614
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Dollar Tree, Inc.(1)	176,640	$ 25,347,840
		$ 56,241,454
Containers & Packaging — 1.4%
Ball Corp.	360,070	$ 20,959,675
		$ 20,959,675
Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	727,204	$ 27,044,717
		$ 27,044,717
Electric Utilities — 3.6%
Edison International	202,215	$ 14,043,832
NextEra Energy, Inc.	558,954	41,474,387
		$ 55,518,219
Energy Equipment & Services — 2.0%
Halliburton Co.	931,882	$ 30,742,787
		$ 30,742,787
Entertainment — 2.4%
Walt Disney Co. (The)(1)	256,543	$ 22,904,159
World Wrestling Entertainment, Inc., Class A	126,661	13,738,919
		$ 36,643,078
Financial Services — 1.9%
Fiserv, Inc.(1)	234,563	$ 29,590,122
		$ 29,590,122
Food Products — 2.2%
Hershey Co. (The)	137,306	$ 34,285,308
		$ 34,285,308
Ground Transportation — 1.9%
CSX Corp.	832,099	$ 28,374,576
		$ 28,374,576
Health Care Equipment & Supplies — 5.1%
Boston Scientific Corp.(1)	569,926	$ 30,827,298
Teleflex, Inc.	47,373	11,465,687
Zimmer Biomet Holdings, Inc.	240,900	35,075,040
		$ 77,368,025

6
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care REITs — 0.9%
Healthpeak Properties, Inc.	653,837	$ 13,142,124
		$ 13,142,124
Industrial REITs — 1.7%
EastGroup Properties, Inc.	71,247	$ 12,368,479
First Industrial Realty Trust, Inc.	248,705	13,091,831
		$ 25,460,310
Insurance — 6.2%
American International Group, Inc.	779,214	$ 44,835,974
Arch Capital Group, Ltd.(1)	230,679	17,266,323
Reinsurance Group of America, Inc.	233,844	32,431,824
		$ 94,534,121
Interactive Media & Services — 1.8%
Alphabet, Inc., Class A(1)	231,663	$ 27,730,061
		$ 27,730,061
IT Services — 0.5%
Accenture PLC, Class A	25,188	$ 7,772,513
		$ 7,772,513
Leisure Products — 2.5%
Hasbro, Inc.	582,138	$ 37,705,078
		$ 37,705,078
Life Sciences Tools & Services — 1.8%
Thermo Fisher Scientific, Inc.	53,938	$ 28,142,152
		$ 28,142,152
Machinery — 4.5%
PACCAR, Inc.	313,058	$ 26,187,301
Toro Co. (The)	78,615	7,991,215
Westinghouse Air Brake Technologies Corp.	313,913	34,426,839
		$ 68,605,355
Metals & Mining — 0.5%
Alcoa Corp.	228,720	$ 7,760,470
		$ 7,760,470
Multi-Utilities — 2.1%
CMS Energy Corp.	337,848	$ 19,848,570
Sempra Energy	88,822	12,931,595
		$ 32,780,165
Security	Shares	Value
Office REITs — 0.8%
Boston Properties, Inc.	224,314	$ 12,918,243
		$ 12,918,243
Oil, Gas & Consumable Fuels — 7.2%
Chevron Corp.	291,681	$ 45,896,005
ConocoPhillips	407,174	42,187,298
EOG Resources, Inc.	187,900	21,503,276
		$ 109,586,579
Pharmaceuticals — 8.1%
Bristol-Myers Squibb Co.	578,548	$ 36,998,144
Novo Nordisk A/S ADR	50,542	8,179,212
Royalty Pharma PLC, Class A	328,428	10,095,877
Sanofi	290,531	31,277,334
Zoetis, Inc.	215,871	37,175,145
		$ 123,725,712
Residential REITs — 3.2%
Invitation Homes, Inc.	620,195	$ 21,334,708
Mid-America Apartment Communities, Inc.	184,675	28,044,746
		$ 49,379,454
Semiconductors & Semiconductor Equipment — 4.1%
Micron Technology, Inc.	547,574	$ 34,557,395
Texas Instruments, Inc.	157,745	28,397,255
		$ 62,954,650
Software — 0.6%
VMware, Inc., Class A(1)	64,382	$ 9,251,050
		$ 9,251,050
Specialty Retail — 0.7%
Lithia Motors, Inc.	33,117	$ 10,071,211
		$ 10,071,211
Technology Hardware, Storage & Peripherals — 0.6%
Logitech International S.A.(2)	160,964	$ 9,561,262
		$ 9,561,262
Total Common Stocks (identified cost $1,295,406,388)		$1,518,937,435

7
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.7%
Affiliated Fund — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(3)	9,903,658	$ 9,903,658
Total Affiliated Fund (identified cost $9,903,658)		$ 9,903,658

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(4)	1,312,349	$ 1,312,349
Total Securities Lending Collateral (identified cost $1,312,349)		$ 1,312,349
Total Short-Term Investments (identified cost $11,216,007)		$ 11,216,007
Total Investments — 100.1% (identified cost $1,306,622,395)		$1,530,153,442
Other Assets, Less Liabilities — (0.1)%		$ (1,826,736)
Net Assets — 100.0%		$1,528,326,706
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $1,304,662.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(4)	Represents investment of cash collateral received in connection with securities lending.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
8
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Unaffiliated investments, at value (identified cost $1,296,718,737) — including $1,304,662 of securities on loan	$ 1,520,249,784
Affiliated investments, at value (identified cost $9,903,658)	9,903,658
Dividends receivable	999,136
Dividends receivable from affiliated investments	22,531
Receivable for investments sold	5,160,024
Receivable for Fund shares sold	1,129,464
Securities lending income receivable	9,649
Tax reclaims receivable	68,633
Total assets	$1,537,542,879
Liabilities
Collateral for securities loaned	$ 1,312,349
Payable for investments purchased	5,209,515
Payable for Fund shares redeemed	1,077,767
Payable to affiliates:
Investment adviser fee	772,830
Distribution and service fees	151,030
Trustees' fees	26,325
Accrued expenses	666,357
Total liabilities	$ 9,216,173
Net Assets	$1,528,326,706
Sources of Net Assets
Paid-in capital	$ 1,256,293,598
Distributable earnings	272,033,108
Net Assets	$1,528,326,706
Class A Shares
Net Assets	$ 609,102,674
Shares Outstanding	26,421,293
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 23.05
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 24.33
Class C Shares
Net Assets	$ 14,238,198
Shares Outstanding	613,967
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 23.19
Class I Shares
Net Assets	$ 767,595,045
Shares Outstanding	33,130,110
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 23.17
Class R Shares
Net Assets	$ 40,419,438
Shares Outstanding	1,758,707
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 22.98
9
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited)  — continued

June 30, 2023
Class R6 Shares
Net Assets	$96,971,351
Shares Outstanding	4,182,490
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 23.19
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $197,911)	$ 15,734,227
Dividend income from affiliated investments	311,871
Securities lending income, net	30,352
Total investment income	$16,076,450
Expenses
Investment adviser fee	$ 4,771,247
Distribution and service fees:
Class A	762,021
Class C	73,320
Class R	101,458
Trustees’ fees and expenses	51,851
Custodian fee	169,972
Transfer and dividend disbursing agent fees	593,056
Legal and accounting services	42,752
Printing and postage	51,017
Registration fees	36,616
ReFlow liquidity program fees	178,822
Miscellaneous	41,199
Total expenses	$ 6,873,331
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 10,536
Total expense reductions	$ 10,536
Net expenses	$ 6,862,795
Net investment income	$ 9,213,655
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 27,931,780(1)
Foreign currency transactions	(480)
Net realized gain	$27,931,300
Change in unrealized appreciation (depreciation):
Investments	$ 744,684
Foreign currency	343
Net change in unrealized appreciation (depreciation)	$ 745,027
Net realized and unrealized gain	$28,676,327
Net increase in net assets from operations	$37,889,982
(1)	Includes $23,837,038 of net realized gains from redemptions in-kind.
11
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,213,655	$ 19,242,846
Net realized gain	27,931,300 (1)	102,114,669 (2)
Net change in unrealized appreciation (depreciation)	745,027	(167,956,596)
Net increase (decrease) in net assets from operations	$ 37,889,982	$ (46,599,081)
Distributions to shareholders:
Class A	$ (3,229,637)	$ (26,083,417)
Class C	(19,424)	(537,619)
Class I	(5,027,266)	(34,472,342)
Class R	(163,996)	(1,668,199)
Class R6	(600,898)	(4,866,566)
Total distributions to shareholders	$ (9,041,221)	$ (67,628,143)
Transactions in shares of beneficial interest:
Class A	$ (28,616,553)	$ (26,581,798)
Class C	(1,848,835)	(3,450,356)
Class I	(32,655,138)	1,098,266
Class R	(2,261,930)	(4,018,631)
Class R6	(20,892,568)	26,139,494
Net decrease in net assets from Fund share transactions	$ (86,275,024)	$ (6,813,025)
Net decrease in net assets	$ (57,426,263)	$ (121,040,249)
Net Assets
At beginning of period	$ 1,585,752,969	$ 1,706,793,218
At end of period	$1,528,326,706	$1,585,752,969
(1)	Includes $23,837,038 of net realized gains from redemptions in-kind.
(2)	Includes $31,567,272 of net realized gains from redemptions in-kind.
12
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Financial Highlights

	Class A
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 22.630	$ 24.260	$ 21.000	$ 20.980	$ 16.500	$ 19.520
Income (Loss) From Operations
Net investment income(1)	$ 0.121	$ 0.248	$ 0.254	$ 0.274	$ 0.256	$ 0.254
Net realized and unrealized gain (loss)	0.419	(0.917)	4.782	0.154 (2)	4.638	(1.470)
Total income (loss) from operations	$ 0.540	$ (0.669)	$ 5.036	$ 0.428	$ 4.894	$ (1.216)
Less Distributions
From net investment income	$ (0.120)	$ (0.248)	$ (0.244)	$ (0.259)	$ (0.248)	$ (0.240)
From net realized gain	—	(0.713)	(1.532)	(0.149)	(0.166)	(1.564)
Total distributions	$ (0.120)	$ (0.961)	$ (1.776)	$ (0.408)	$ (0.414)	$ (1.804)
Net asset value — End of period	$ 23.050	$ 22.630	$ 24.260	$ 21.000	$ 20.980	$ 16.500
Total Return(3)	2.40% (4)	(2.78)%	24.29%	2.28%	29.79%	(6.83)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$609,103	$626,604	$699,076	$630,544	$711,972	$549,515
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.03% (6)(7)	1.01% (6)	1.01%	1.04%	1.04%	1.06%
Net investment income	1.08% (7)	1.06%	1.07%	1.48%	1.33%	1.30%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	—	34% (4)
Portfolio Turnover of the Fund	35% (4)	65%	56%	65%	62%	48% (4)(9)
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(7)	Annualized.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.
13
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 22.760	$ 24.390	$ 21.100	$ 21.050	$ 16.520	$ 19.540
Income (Loss) From Operations
Net investment income(1)	$ 0.036	$ 0.073	$ 0.073	$ 0.139	$ 0.103	$ 0.107
Net realized and unrealized gain (loss)	0.425	(0.929)	4.810	0.150 (2)	4.655	(1.473)
Total income (loss) from operations	$ 0.461	$ (0.856)	$ 4.883	$ 0.289	$ 4.758	$ (1.366)
Less Distributions
From net investment income	$ (0.031)	$ (0.061)	$ (0.061)	$ (0.090)	$ (0.062)	$ (0.090)
From net realized gain	—	(0.713)	(1.532)	(0.149)	(0.166)	(1.564)
Total distributions	$ (0.031)	$ (0.774)	$ (1.593)	$ (0.239)	$ (0.228)	$ (1.654)
Net asset value — End of period	$23.190	$22.760	$24.390	$21.100	$21.050	$ 16.520
Total Return(3)	2.03% (4)	(3.53)%	23.39%	1.52%	28.82%	(7.53)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 14,238	$ 15,822	$ 20,594	$ 21,069	$ 56,344	$168,783
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.78% (6)(7)	1.77% (6)	1.76%	1.79%	1.80%	1.81%
Net investment income	0.32% (7)	0.31%	0.30%	0.75%	0.54%	0.55%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	—	34% (4)
Portfolio Turnover of the Fund	35% (4)	65%	56%	65%	62%	48% (4)(9)
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(7)	Annualized.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.
14
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 22.740	$ 24.380	$ 21.090	$ 21.070	$ 16.570	$ 19.590
Income (Loss) From Operations
Net investment income(1)	$ 0.150	$ 0.308	$ 0.314	$ 0.322	$ 0.305	$ 0.306
Net realized and unrealized gain (loss)	0.429	(0.927)	4.812	0.152 (2)	4.658	(1.472)
Total income (loss) from operations	$ 0.579	$ (0.619)	$ 5.126	$ 0.474	$ 4.963	$ (1.166)
Less Distributions
From net investment income	$ (0.149)	$ (0.308)	$ (0.304)	$ (0.305)	$ (0.297)	$ (0.290)
From net realized gain	—	(0.713)	(1.532)	(0.149)	(0.166)	(1.564)
Total distributions	$ (0.149)	$ (1.021)	$ (1.836)	$ (0.454)	$ (0.463)	$ (1.854)
Net asset value — End of period	$ 23.170	$ 22.740	$ 24.380	$ 21.090	$ 21.070	$ 16.570
Total Return(3)	2.57% (4)	(2.56)%	24.64%	2.52%	30.11%	(6.57)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$767,595	$786,104	$841,350	$768,930	$819,292	$736,581
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.78% (6)(7)	0.76% (6)	0.76%	0.79%	0.79%	0.81%
Net investment income	1.33% (7)	1.32%	1.31%	1.72%	1.58%	1.56%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	—	34% (4)
Portfolio Turnover of the Fund	35% (4)	65%	56%	65%	62%	48% (4)(9)
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(7)	Annualized.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.
15
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 22.560	$ 24.190	$ 20.940	$ 20.920	$ 16.450	$ 19.460
Income (Loss) From Operations
Net investment income(1)	$ 0.093	$ 0.188	$ 0.193	$ 0.228	$ 0.206	$ 0.204
Net realized and unrealized gain (loss)	0.418	(0.918)	4.773	0.152 (2)	4.626	(1.460)
Total income (loss) from operations	$ 0.511	$ (0.730)	$ 4.966	$ 0.380	$ 4.832	$ (1.256)
Less Distributions
From net investment income	$ (0.091)	$ (0.187)	$ (0.184)	$ (0.211)	$ (0.196)	$ (0.190)
From net realized gain	—	(0.713)	(1.532)	(0.149)	(0.166)	(1.564)
Total distributions	$ (0.091)	$ (0.900)	$ (1.716)	$ (0.360)	$ (0.362)	$ (1.754)
Net asset value — End of period	$22.980	$22.560	$24.190	$20.940	$20.920	$16.450
Total Return(3)	2.28% (4)	(3.04)%	24.01%	2.03%	29.48%	(7.04)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 40,419	$ 41,954	$ 49,462	$ 47,772	$ 59,473	$ 60,984
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.28% (6)(7)	1.26% (6)	1.26%	1.29%	1.30%	1.31%
Net investment income	0.83% (7)	0.81%	0.81%	1.23%	1.08%	1.05%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	—	34% (4)
Portfolio Turnover of the Fund	35% (4)	65%	56%	65%	62%	48% (4)(9)
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(7)	Annualized.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.
16
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 22.760	$ 24.400	$ 21.110	$ 21.080	$ 16.580	$ 19.610
Income (Loss) From Operations
Net investment income(1)	$ 0.155	$ 0.323	$ 0.334	$ 0.337	$ 0.320	$ 0.310
Net realized and unrealized gain (loss)	0.431	(0.929)	4.806	0.160 (2)	4.656	(1.470)
Total income (loss) from operations	$ 0.586	$ (0.606)	$ 5.140	$ 0.497	$ 4.976	$ (1.160)
Less Distributions
From net investment income	$ (0.156)	$ (0.321)	$ (0.318)	$ (0.318)	$ (0.310)	$ (0.306)
From net realized gain	—	(0.713)	(1.532)	(0.149)	(0.166)	(1.564)
Total distributions	$ (0.156)	$ (1.034)	$ (1.850)	$ (0.467)	$ (0.476)	$ (1.870)
Net asset value — End of period	$23.190	$ 22.760	$24.400	$21.110	$21.080	$16.580
Total Return(3)	2.60% (4)	(2.50)%	24.69%	2.64%	30.17%	(6.54)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 96,971	$115,269	$ 96,311	$ 68,343	$ 76,714	$ 73,019
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.72% (6)(7)	0.71% (6)	0.70%	0.72%	0.72%	0.72%
Net investment income	1.37% (7)	1.38%	1.39%	1.80%	1.66%	1.57%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	—	34% (4)
Portfolio Turnover of the Fund	35% (4)	65%	56%	65%	62%	48% (4)(9)
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(7)	Annualized.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.
17
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge.
Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims.
18

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,314,462,629
Gross unrealized appreciation	$ 239,136,409
Gross unrealized depreciation	(23,445,596)
Net unrealized appreciation	$ 215,690,813
19

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion but less than $10 billion	0.575%
$10 billion but less than $15 billion	0.555%
$15 billion but less than $20 billion	0.540%
$20 billion but less than $25 billion	0.530%
$25 billion and over	0.520%
For the six months ended June 30, 2023, the investment adviser fee amounted to $4,771,247 or 0.625% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment adviser fee paid was reduced by $10,536 relating to the Fund’s investment in the Liquidity Fund. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, EVM earned $52,075 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,035 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended June 30, 2023 in the amount of $1,900. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months year ended June 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2023 amounted to $762,021 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2023, the Fund paid or accrued to EVD $54,990 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2023, the Fund paid or accrued to EVD $50,729 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2023 amounted to $18,330 and $50,729 for Class C and Class R shares, respectively.
20

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2023, the Fund was informed that EVD received less than $100 and approximately $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $541,908,283 and $539,423,316, respectively, for the six months ended June 30, 2023. In-kind sales for the six months ended June 30, 2023 aggregated $86,365,375.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	594,680	$ 13,500,665	2,081,095	$ 48,680,629
Issued to shareholders electing to receive payments of distributions in Fund shares	129,084	2,885,223	1,022,039	23,413,517
Redemptions	(1,991,317)	(45,002,441)	(4,225,924)	(98,675,944)
Net decrease	(1,267,553)	$ (28,616,553)	(1,122,790)	$ (26,581,798)
Class C
Sales	28,638	$ 657,479	183,732	$ 4,331,716
Issued to shareholders electing to receive payments of distributions in Fund shares	776	17,457	21,349	490,373
Redemptions	(110,674)	(2,523,771)	(354,377)	(8,272,445)
Net decrease	(81,260)	$ (1,848,835)	(149,296)	$ (3,450,356)
Class I
Sales	6,238,182	$ 143,314,295	12,041,961	$ 283,050,671
Issued to shareholders electing to receive payments of distributions in Fund shares	192,631	4,326,853	1,271,728	29,294,408
Redemptions	(7,864,001)	(180,296,286)	(13,258,567)	(311,246,813)
Net increase (decrease)	(1,433,188)	$ (32,655,138)	55,122	$ 1,098,266
21

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class R
Sales	104,212	$ 2,353,402	294,995	$ 6,931,587
Issued to shareholders electing to receive payments of distributions in Fund shares	7,349	163,789	72,999	1,665,922
Redemptions	(212,493)	(4,779,121)	(553,279)	(12,616,140)
Net decrease	(100,932)	$ (2,261,930)	(185,285)	$ (4,018,631)
Class R6
Sales	1,263,665	$ 28,847,746	1,520,963	$ 35,818,944
Issued to shareholders electing to receive payments of distributions in Fund shares	24,861	558,869	209,551	4,829,281
Redemptions	(2,170,181)	(50,299,183)	(613,706)	(14,508,731)
Net increase (decrease)	(881,655)	$ (20,892,568)	1,116,808	$ 26,139,494
8  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2023.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At June 30, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $1,304,662 and $1,312,349, respectively. Collateral received was comprised of cash. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
22

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$1,312,349	$ —	$ —	$ —	$1,312,349
The carrying amount of the liability for collateral for securities loaned at June 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at June 30, 2023.
10   Affiliated Investments
At June 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $9,903,658, which represents 0.6% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$12,269,921	$161,754,056	$(164,120,319)	$ —	$ —	$9,903,658	$311,871	9,903,658
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 91,417,856	$ —	$ —	$ 91,417,856
Consumer Discretionary	47,776,289	—	—	47,776,289
Consumer Staples	136,720,194	—	—	136,720,194
Energy	140,329,366	—	—	140,329,366
Financials	255,276,058	—	—	255,276,058
Health Care	237,000,312	31,277,334	—	268,277,646
Industrials	209,380,041	—	—	209,380,041
Information Technology	89,539,475	—	—	89,539,475
Materials	91,021,995	—	—	91,021,995
Real Estate	100,900,131	—	—	100,900,131
23

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Utilities	$ 88,298,384	$ —	$ —	$ 88,298,384
Total Common Stocks	$1,487,660,101	$ 31,277,334*	$ —	$1,518,937,435
Short-Term Investments:
Affiliated Fund	$ 9,903,658	$ —	$ —	$ 9,903,658
Securities Lending Collateral	1,312,349	—	—	1,312,349
Total Investments	$1,498,876,108	$ 31,277,334	$ —	$1,530,153,442
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
24

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
25

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Large-Cap Value Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
26

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisoryand related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
27

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
28

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
29

Eaton Vance
Large-Cap Value Fund
June 30, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
30

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
31

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
32

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
33

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7702    6.30.23

Eaton Vance
Small-Cap Fund
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2023
Eaton Vance
Small-Cap Fund

Eaton Vance
Small-Cap Fund
June 30, 2023
Performance

Portfolio Manager(s) Michael D. McLean, CFA and J. Griffith Noble, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/02/1997	01/02/1997	8.77%	12.78%	6.93%	9.84%
Class A with 5.25% Maximum Sales Charge	—	—	3.04	6.89	5.78	9.24
Class C at NAV	05/03/2002	01/02/1997	8.43	12.01	6.14	9.17
Class C with 1% Maximum Deferred Sales Charge	—	—	7.43	11.01	6.14	9.17
Class I at NAV	09/02/2008	01/02/1997	8.91	13.13	7.20	10.10
Class R at NAV	08/03/2009	01/02/1997	8.66	12.57	6.68	9.56

Russell 2000® Index	—	—	8.09%	12.31%	4.21%	8.25%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R
Gross	1.39%	2.14%	1.14%	1.64%
Net	1.21	1.96	0.96	1.46
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Small-Cap Fund
June 30, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
CBIZ, Inc.	2.9%
Chemed Corp.	2.9
Valvoline, Inc.	2.9
ONE Gas, Inc.	2.6
U.S. Physical Therapy, Inc.	2.5
Essential Properties Realty Trust, Inc.	2.5
Dorman Products, Inc.	2.4
Wyndham Hotels & Resorts, Inc.	2.4
R1 RCM, Inc.	2.2
Core & Main, Inc., Class A	2.2
Total	25.5%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Small-Cap Fund
June 30, 2023
Endnotes and Additional Disclosures

[1]	Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Small-Cap Fund
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,087.70	$ 6.26**	1.21%
Class C	$1,000.00	$1,084.30	$10.13**	1.96%
Class I	$1,000.00	$1,089.10	$ 4.97**	0.96%
Class R	$1,000.00	$1,086.60	$ 7.55**	1.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.79	$ 6.06**	1.21%
Class C	$1,000.00	$1,015.08	$ 9.79**	1.96%
Class I	$1,000.00	$1,020.03	$ 4.81**	0.96%
Class R	$1,000.00	$1,017.56	$ 7.30**	1.46%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022.
**	Absent an allocation of certain expenses to an affiliate(s), expenses would be higher.
5

Eaton Vance
Small-Cap Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 97.4%
Security	Shares	Value
Aerospace & Defense — 2.5%
Hexcel Corp.	14,373	$ 1,092,636
Woodward, Inc.	21,064	2,504,720
		$ 3,597,356
Automobile Components — 3.4%
Atmus Filtration Technologies, Inc.(1)	22,509	$ 494,298
Dorman Products, Inc.(1)	43,513	3,430,130
Visteon Corp.(1)	6,499	933,321
		$ 4,857,749
Automobiles — 0.4%
Harley-Davidson, Inc.	16,730	$ 589,063
		$ 589,063
Banks — 5.2%
Commerce Bancshares, Inc.	45,642	$ 2,222,765
Community Bank System, Inc.	49,329	2,312,544
SouthState Corp.	28,785	1,894,053
Stock Yards Bancorp, Inc.	19,137	868,246
		$ 7,297,608
Building Products — 6.0%
AAON, Inc.	25,353	$ 2,403,718
AZEK Co., Inc. (The)(1)	93,483	2,831,600
CSW Industrials, Inc.	15,249	2,534,232
Hayward Holdings, Inc.(1)	59,498	764,549
		$ 8,534,099
Capital Markets — 2.4%
Cohen & Steers, Inc.	30,857	$ 1,789,398
Stifel Financial Corp.	27,672	1,651,188
		$ 3,440,586
Chemicals — 1.9%
Quaker Chemical Corp.	14,154	$ 2,758,615
		$ 2,758,615
Consumer Staples Distribution & Retail — 4.0%
Casey's General Stores, Inc.	9,222	$ 2,249,061
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Chefs' Warehouse, Inc. (The)(1)	31,158	$ 1,114,210
Performance Food Group Co.(1)	38,296	2,306,951
		$ 5,670,222
Containers & Packaging — 2.0%
AptarGroup, Inc.	23,913	$ 2,770,560
		$ 2,770,560
Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions, Inc.(1)	21,143	$ 1,954,670
		$ 1,954,670
Diversified REITs — 2.5%
Essential Properties Realty Trust, Inc.	149,840	$ 3,527,234
		$ 3,527,234
Electric Utilities — 1.2%
IDACORP, Inc.	16,662	$ 1,709,521
		$ 1,709,521
Financial Services — 1.9%
Euronet Worldwide, Inc.(1)	23,480	$ 2,755,848
		$ 2,755,848
Food Products — 1.5%
J&J Snack Foods Corp.	10,363	$ 1,641,085
Lancaster Colony Corp.	2,256	453,659
		$ 2,094,744
Gas Utilities — 2.6%
ONE Gas, Inc.	48,297	$ 3,709,693
		$ 3,709,693
Ground Transportation — 1.0%
Landstar System, Inc.	7,360	$ 1,417,094
		$ 1,417,094
Health Care Equipment & Supplies — 7.3%
Envista Holdings Corp.(1)	81,547	$ 2,759,550
ICU Medical, Inc.(1)	7,016	1,250,181
Integer Holdings Corp.(1)	16,139	1,430,077
Integra LifeSciences Holdings Corp.(1)	46,321	1,905,183
Neogen Corp.(1)	135,724	2,951,997
		$ 10,296,988

6
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 11.7%
Addus HomeCare Corp.(1)	14,901	$ 1,381,323
Agiliti, Inc.(1)	145,241	2,396,476
Chemed Corp.	7,571	4,100,984
Premier, Inc., Class A	70,586	1,952,409
R1 RCM, Inc.(1)	170,667	3,148,806
U.S. Physical Therapy, Inc.	29,104	3,532,934
		$ 16,512,932
Hotels, Restaurants & Leisure — 4.1%
Papa John's International, Inc.	20,703	$ 1,528,502
Texas Roadhouse, Inc.	7,853	881,735
Wyndham Hotels & Resorts, Inc.	49,196	3,373,370
		$ 5,783,607
Industrial REITs — 4.1%
EastGroup Properties, Inc.	16,502	$ 2,864,747
Rexford Industrial Realty, Inc.	20,699	1,080,902
Terreno Realty Corp.	31,231	1,876,983
		$ 5,822,632
Insurance — 8.1%
AMERISAFE, Inc.	21,042	$ 1,121,959
RLI Corp.	17,732	2,419,886
Ryan Specialty Holdings, Inc., Class A(1)	48,424	2,173,753
Selective Insurance Group, Inc.	28,841	2,767,294
White Mountains Insurance Group, Ltd.	2,171	3,015,324
		$ 11,498,216
Interactive Media & Services — 0.1%
CarGurus, Inc.(1)	5,891	$ 133,313
		$ 133,313
Leisure Products — 0.7%
Brunswick Corp.	12,118	$ 1,049,903
		$ 1,049,903
Machinery — 2.2%
Albany International Corp., Class A	3,454	$ 322,189
Middleby Corp.(1)	19,235	2,843,510
		$ 3,165,699
Professional Services — 2.9%
CBIZ, Inc.(1)	77,792	$ 4,144,758
		$ 4,144,758
Security	Shares	Value
Retail REITs — 1.3%
NETSTREIT Corp.	104,749	$ 1,871,865
		$ 1,871,865
Software — 7.2%
Altair Engineering, Inc., Class A(1)	20,464	$ 1,551,990
Clearwater Analytics Holdings, Inc., Class A(1)	82,428	1,308,132
Envestnet, Inc.(1)	48,926	2,903,758
Progress Software Corp.	33,689	1,957,331
SPS Commerce, Inc.(1)	12,569	2,414,002
		$ 10,135,213
Specialized REITs — 1.5%
CubeSmart	47,808	$ 2,135,105
		$ 2,135,105
Specialty Retail — 3.6%
RH (1)	3,212	$ 1,058,643
Valvoline, Inc.	109,007	4,088,853
		$ 5,147,496
Trading Companies & Distributors — 2.7%
Core & Main, Inc., Class A(1)	99,371	$ 3,114,287
Herc Holdings, Inc.	4,774	653,322
		$ 3,767,609
Total Common Stocks (identified cost $115,049,970)		$138,149,998

Short-Term Investments — 3.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(2)	5,539,379	$ 5,539,379
Total Short-Term Investments (identified cost $5,539,379)		$ 5,539,379
Total Investments — 101.3% (identified cost $120,589,349)		$143,689,377
Other Assets, Less Liabilities — (1.3)%		$ (1,896,830)
Net Assets — 100.0%		$141,792,547

7
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
Abbreviations:
REITs	– Real Estate Investment Trusts
8
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Unaffiliated investments, at value (identified cost $115,049,970)	$ 138,149,998
Affiliated investments, at value (identified cost $5,539,379)	5,539,379
Dividends receivable	138,020
Dividends receivable from affiliated investments	9,962
Receivable for investments sold	953,418
Receivable for Fund shares sold	316,671
Receivable from affiliates	18,206
Total assets	$145,125,654
Liabilities
Payable for investments purchased	$ 3,010,838
Payable for Fund shares redeemed	126,507
Payable to affiliates:
Investment adviser fee	83,648
Administration fee	16,781
Distribution and service fees	7,795
Trustees' fees	2,405
Accrued expenses	85,133
Total liabilities	$ 3,333,107
Net Assets	$141,792,547
Sources of Net Assets
Paid-in capital	$ 117,897,545
Distributable earnings	23,895,002
Net Assets	$141,792,547
Class A Shares
Net Assets	$ 22,903,934
Shares Outstanding	1,648,853
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.89
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 14.66
Class C Shares
Net Assets	$ 3,695,140
Shares Outstanding	354,725
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.42
Class I Shares
Net Assets	$ 114,583,514
Shares Outstanding	7,157,346
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.01
9
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2023
Statement of Assets and Liabilities (Unaudited)  — continued

June 30, 2023
Class R Shares
Net Assets	$609,959
Shares Outstanding	46,734
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.05
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income	$ 773,823
Dividend income from affiliated investments	61,207
Total investment income	$ 835,030
Expenses
Investment adviser fee	$ 505,053
Administration fee	101,010
Distribution and service fees:
Class A	27,546
Class C	17,573
Class R	1,344
Trustees’ fees and expenses	4,470
Custodian fee	17,678
Transfer and dividend disbursing agent fees	62,273
Legal and accounting services	22,028
Printing and postage	8,964
Registration fees	29,064
Miscellaneous	8,780
Total expenses	$ 805,783
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 114,021
Total expense reductions	$ 114,021
Net expenses	$ 691,762
Net investment income	$ 143,268
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 3,003,979
Net realized gain	$ 3,003,979
Change in unrealized appreciation (depreciation):
Investments	$ 8,281,157
Net change in unrealized appreciation (depreciation)	$ 8,281,157
Net realized and unrealized gain	$11,285,136
Net increase in net assets from operations	$11,428,404
11
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 143,268	$ 241,681
Net realized gain	3,003,979	800,073
Net change in unrealized appreciation (depreciation)	8,281,157	(24,484,989)
Net increase (decrease) in net assets from operations	$ 11,428,404	$ (23,443,235)
Distributions to shareholders:
Class A	$ —	$ (672,544)
Class C	—	(101,154)
Class I	—	(3,060,852)
Class R	—	(12,713)
Total distributions to shareholders	$ —	$ (3,847,263)
Transactions in shares of beneficial interest:
Class A	$ (469,721)	$ (2,246,859)
Class C	115,592	681,812
Class I	3,569,890	12,153,067
Class R	157,162	50,437
Net increase in net assets from Fund share transactions	$ 3,372,923	$ 10,638,457
Net increase (decrease) in net assets	$ 14,801,327	$ (16,652,041)
Net Assets
At beginning of period	$ 126,991,220	$ 143,643,261
At end of period	$141,792,547	$126,991,220
12
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2023
Financial Highlights

	Class A
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 12.770	$ 15.590	$ 14.690	$ 13.190	$ 11.100	$ 13.150
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.002	$ (0.002)	$ (0.041)	$ 0.001	$ (0.008)	$ (0.026)
Net realized and unrealized gain (loss)	1.118	(2.407)	3.103	1.654	3.046	(0.660)
Total income (loss) from operations	$ 1.120	$ (2.409)	$ 3.062	$ 1.655	$ 3.038	$ (0.686)
Less Distributions
From net realized gain	$ —	$ (0.411)	$ (2.162)	$ (0.155)	$ (0.948)	$ (1.364)
Total distributions	$ —	$ (0.411)	$ (2.162)	$ (0.155)	$ (0.948)	$ (1.364)
Net asset value — End of period	$13.890	$12.770	$15.590	$14.690	$13.190	$11.100
Total Return(2)(3)	8.77% (4)	(15.53)%	21.18%	12.73%	27.54%	(5.81)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 22,904	$ 21,475	$ 28,882	$ 26,683	$ 24,530	$ 19,329
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.21% (5)(6)	1.21% (6)	1.21%	1.21%	1.21%	1.35%
Net investment income (loss)	0.03% (5)	(0.02)%	(0.25)%	0.01%	(0.06)%	(0.19)%
Portfolio Turnover	26% (4)	53%	55%	71%	54%	44%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator reimbursed certain operating expenses (equal to 0.17%, 0.18%, 0.17%, 0.25%, 0.29% and 0.17% of average daily net assets for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
13
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2023
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.610	$11.880	$ 11.630	$ 10.550	$ 9.100	$11.110
Income (Loss) From Operations
Net investment loss(1)	$ (0.036)	$ (0.076)	$ (0.131)	$ (0.074)	$ (0.092)	$ (0.108)
Net realized and unrealized gain (loss)	0.846	(1.834)	2.440	1.309	2.490	(0.538)
Total income (loss) from operations	$ 0.810	$ (1.910)	$ 2.309	$ 1.235	$ 2.398	$ (0.646)
Less Distributions
From net realized gain	$ —	$ (0.360)	$ (2.059)	$ (0.155)	$ (0.948)	$ (1.364)
Total distributions	$ —	$ (0.360)	$ (2.059)	$ (0.155)	$ (0.948)	$ (1.364)
Net asset value — End of period	$10.420	$ 9.610	$11.880	$11.630	$10.550	$ 9.100
Total Return(2)(3)	8.43% (4)	(16.17)%	20.25%	11.93%	26.54%	(6.52)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 3,695	$ 3,299	$ 3,254	$ 3,517	$ 4,564	$ 7,356
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.96% (5)(6)	1.96% (6)	1.96%	1.96%	1.96%	2.10%
Net investment loss	(0.72)% (5)	(0.74)%	(1.01)%	(0.76)%	(0.87)%	(0.94)%
Portfolio Turnover	26% (4)	53%	55%	71%	54%	44%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator reimbursed certain operating expenses (equal to 0.17%, 0.18%, 0.17%, 0.25%, 0.29% and 0.17% of average daily net assets for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
14
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2023
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 14.700	$ 17.870	$ 16.570	$ 14.830	$ 12.360	$ 14.450
Income (Loss) From Operations
Net investment income(1)	$ 0.022	$ 0.040	$ 0.003	$ 0.037	$ 0.029	$ 0.010
Net realized and unrealized gain (loss)	1.288	(2.762)	3.502	1.873	3.389	(0.736)
Total income (loss) from operations	$ 1.310	$ (2.722)	$ 3.505	$ 1.910	$ 3.418	$ (0.726)
Less Distributions
From net investment income	$ —	$ (0.021)	$ (0.017)	$ (0.015)	$ —	$ —
From net realized gain	—	(0.427)	(2.188)	(0.155)	(0.948)	(1.364)
Total distributions	$ —	$ (0.448)	$ (2.205)	$ (0.170)	$ (0.948)	$ (1.364)
Net asset value — End of period	$ 16.010	$ 14.700	$ 17.870	$16.570	$14.830	$12.360
Total Return(2)(3)	8.91% (4)	(15.31)%	21.46%	13.05%	27.81%	(5.57)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$114,584	$101,802	$111,052	$ 82,716	$ 57,202	$ 35,097
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.96% (5)(6)	0.96% (6)	0.96%	0.96%	0.96%	1.10%
Net investment income	0.28% (5)	0.25%	0.01%	0.27%	0.20%	0.07%
Portfolio Turnover	26% (4)	53%	55%	71%	54%	44%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The administrator reimbursed certain operating expenses (equal to 0.17%, 0.18%, 0.17%, 0.25%, 0.29% and 0.17% of average daily net assets for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
15
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2023
Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 12.010	$ 14.690	$ 13.930	$ 12.540	$ 10.620	$ 12.670
Income (Loss) From Operations
Net investment loss(1)	$ (0.011)	$ (0.032)	$ (0.082)	$ (0.029)	$ (0.042)	$ (0.053)
Net realized and unrealized gain (loss)	1.051	(2.267)	2.936	1.574	2.910	(0.633)
Total income (loss) from operations	$ 1.040	$ (2.299)	$ 2.854	$ 1.545	$ 2.868	$ (0.686)
Less Distributions
From net realized gain	$ —	$ (0.381)	$ (2.094)	$ (0.155)	$ (0.948)	$ (1.364)
Total distributions	$ —	$ (0.381)	$ (2.094)	$ (0.155)	$ (0.948)	$ (1.364)
Net asset value — End of period	$13.050	$12.010	$14.690	$13.930	$12.540	$10.620
Total Return(2)(3)	8.66% (4)	(15.73)%	20.82%	12.51%	27.18%	(6.04)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 610	$ 414	$ 455	$ 569	$ 595	$ 799
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.46% (5)(6)	1.46% (6)	1.46%	1.46%	1.46%	1.60%
Net investment loss	(0.18)% (5)	(0.25)%	(0.53)%	(0.25)%	(0.34)%	(0.40)%
Portfolio Turnover	26% (4)	53%	55%	71%	54%	44%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The administrator reimbursed certain operating expenses (equal to 0.17%, 0.18%, 0.17%, 0.25%, 0.29% and 0.17% of average daily net assets for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
16
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business,
17

Eaton Vance
Small-Cap Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$122,941,622
Gross unrealized appreciation	$ 24,258,336
Gross unrealized depreciation	(3,510,581)
Net unrealized appreciation	$ 20,747,755
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.7500%
$500 million but less than $1 billion	0.6875%
$1 billion but less than $1.5 billion	0.6250%
$1.5 billion but less than $2 billion	0.5625%
$2 billion but less than $3 billion	0.5000%
$3 billion and over	0.4375%
For the six months ended June 30, 2023, the Fund’s investment adviser fee amounted to $505,053 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment adviser fee paid was reduced by $2,097 relating to the Fund’s investment in the Liquidity Fund.
The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the administration fee amounted to $101,010.
18

Eaton Vance
Small-Cap Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

EVM has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.21%, 1.96%, 0.96% and 1.46% of the Fund's average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2024. Pursuant to this agreement, EVM was allocated $111,924 of the Fund's operating expenses for the six months ended June 30, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, EVM earned $7,868 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,886 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2023. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2023 amounted to $27,546 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2023, the Fund paid or accrued to EVD $13,180 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2023, the Fund paid or accrued to EVD $672 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2023 amounted to $4,393 and $672 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2023, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $35,830,243 and $35,044,897, respectively, for the six months ended June 30, 2023.
19

Eaton Vance
Small-Cap Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	105,714	$ 1,435,924	113,341	$ 1,502,130
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	49,442	651,155
Redemptions	(139,010)	(1,905,645)	(333,761)	(4,400,144)
Net decrease	(33,296)	$ (469,721)	(170,978)	$ (2,246,859)
Class C
Sales	38,477	$ 394,785	88,477	$ 875,130
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	10,199	101,177
Redemptions	(27,101)	(279,193)	(29,297)	(294,495)
Net increase	11,376	$ 115,592	69,379	$ 681,812
Class I
Sales	983,957	$ 15,345,363	3,112,164	$ 49,698,926
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	197,740	2,997,730
Redemptions	(753,957)	(11,775,473)	(2,597,758)	(40,543,589)
Net increase	230,000	$ 3,569,890	712,146	$ 12,153,067
Class R
Sales	16,961	$ 218,024	10,750	$ 136,904
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	1,026	12,713
Redemptions	(4,712)	(60,862)	(8,257)	(99,180)
Net increase	12,249	$ 157,162	3,519	$ 50,437
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2023.
20

Eaton Vance
Small-Cap Fund
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At June 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,539,379, which represents 3.9% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,628,256	$23,230,154	$(20,319,031)	$ —	$ —	$5,539,379	$61,207	5,539,379
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 138,149,998*	$ —	$ —	$ 138,149,998
Short-Term Investments	5,539,379	—	—	5,539,379
Total Investments	$ 143,689,377	$ —	$ —	$143,689,377
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
21

Eaton Vance
Small-Cap Fund
June 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser.  Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
22

Eaton Vance
Small-Cap Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Small-Cap Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
23

Eaton Vance
Small-Cap Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and consistent with the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
24

Eaton Vance
Small-Cap Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

25

Eaton Vance
Small-Cap Fund
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
26

Eaton Vance
Small-Cap Fund
June 30, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
27

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
28

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
30

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7699    6.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: August 22, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: August 22, 2023